UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2013
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (a) - 99.9%

             AUSTRALIA - 30.0%
     40,195  AMP Ltd...........................................  $   172,865
     24,976  Asciano Ltd.......................................      135,840
      6,799  Bendigo and Adelaide Bank Ltd.....................       63,555
     69,667  BlueScope Steel Ltd. (b)..........................      304,164
     42,655  Boral Ltd.........................................      191,006
      8,241  Brambles Ltd......................................       70,038
     16,351  Caltex Australia Ltd..............................      282,044
     14,850  carsales.com Ltd..................................      158,623
      6,846  Computershare Ltd.................................       63,355
     11,347  Crown Ltd.........................................      164,606
      1,182  CSL Ltd...........................................       70,572
     10,386  Flight Centre Ltd.................................      467,984
      5,981  GrainCorp Ltd.....................................       68,909
     14,930  Iluka Resources Ltd...............................      159,617
     45,184  Incitec Pivot Ltd.................................      113,389
     48,909  Insurance Australia Group Ltd.....................      267,832
     10,194  Leighton Holdings Ltd.............................      183,067
     34,223  Lend Lease Group..................................      324,375
      6,787  National Australia Bank Ltd.......................      217,300
     56,302  Primary Health Care Ltd...........................      253,166
    117,328  Qantas Airways Ltd. (b)...........................      161,447
      8,642  Ramsay Health Care Ltd............................      291,929
     10,079  REA Group Ltd.....................................      355,328
     34,560  Seek Ltd..........................................      383,023
     35,261  Seven Group Holdings Ltd..........................      268,423
      5,905  Suncorp Group Ltd.................................       72,000
     28,259  Super Retail Group Ltd............................      342,189
     21,615  TABCORP Holdings Ltd..............................       66,140
     23,549  Toll Holdings Ltd.................................      128,079
     88,653  TPG Telecom Ltd...................................      358,937
     24,541  Treasury Wine Estates Ltd.........................      101,193
      1,741  Wesfarmers Ltd....................................       66,803
     46,237  Westfield Retail Trust............................      128,109
      3,901  Woodside Petroleum Ltd............................      139,419
      2,065  Woolworths Ltd....................................       67,425
                                                                 -----------
                                                                   6,662,751
                                                                 -----------

             BERMUDA - 5.2%
     87,933  Great Eagle Holdings Ltd..........................      314,618
     24,611  Guoco Group Ltd...................................      299,867
      7,500  Jardine Strategic Holdings Ltd....................      253,875
     65,854  Kerry Properties Ltd..............................      280,197
                                                                 -----------
                                                                   1,148,557
                                                                 -----------

             CAYMAN ISLANDS - 6.5%
     65,200  ENN Energy Holdings Ltd...........................      364,002
     12,477  Melco Crown Entertainment Ltd., ADR (b)...........      397,143
    374,511  SA SA International Holdings Ltd..................      422,513

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
     42,338  Sands China Ltd...................................  $   262,023
                                                                 -----------
                                                                   1,445,681
                                                                 -----------

             HONG KONG - 19.7%
    701,583  Champion Real Estate Investment Trust.............      322,030
     14,831  Cheung Kong Holdings Ltd..........................      225,260
    320,798  Fosun International Ltd...........................      253,134
     52,307  Galaxy Entertainment Group Ltd. (b)...............      366,882
     46,325  Henderson Land Development Co., Ltd...............      286,101
     89,489  Hopewell Holdings Ltd.............................      297,685
     72,611  Hysan Development Co., Ltd........................      323,926
     40,318  Link REIT.........................................      197,798
    128,051  New World Development Co., Ltd....................      192,178
    215,380  Sino Land Co., Ltd................................      316,576
     27,389  Sun Hung Kai Properties Ltd.......................      371,501
     16,890  Swire Pacific Ltd.................................      202,308
     82,255  Swire Properties Ltd..............................      232,260
     30,158  Techtronic Industries Co..........................       78,546
     40,678  Wharf Holdings Ltd................................      352,187
     67,893  Wheelock & Co., Ltd...............................      360,653
                                                                 -----------
                                                                   4,379,025
                                                                 -----------

             NEW ZEALAND - 0.7%
     20,271  Fletcher Building Ltd.............................      159,942
                                                                 -----------

             SINGAPORE - 5.0%
     10,000  Great Eastern Holdings Ltd........................      135,905
     91,000  Keppel Land Ltd...................................      256,777
     65,000  Keppel REIT.......................................       63,728
     29,000  Singapore Land Ltd................................      200,877
     98,000  Suntec Real Estate Investment Trust...............      127,719
     30,000  United Industrial Corp., Ltd......................       72,935
     50,000  UOL Group Ltd.....................................      245,108
                                                                 -----------
                                                                   1,103,049
                                                                 -----------

             SOUTH KOREA - 32.8%
     21,440  BS Financial Group, Inc...........................      320,201
      6,730  Cheil Worldwide, Inc. (b).........................      155,307
      2,797  CJ Corp...........................................      301,907
      4,914  Coway Co., Ltd....................................      272,066
      2,670  Daelim Industrial Co., Ltd........................      240,994
      3,470  Dongsuh Co., Inc..................................       91,055
      1,901  Doosan Corp.......................................      267,105
      5,140  Doosan Infracore Co., Ltd. (b)....................       75,091
      1,250  GS Holdings.......................................       65,601
     11,510  Halla Visteon Climate Control Corp................      436,441
      4,150  Hana Financial Group, Inc.........................      142,301
      7,210  Hanwha Corp.......................................      254,271
        382  Hyundai Heavy Industries Co., Ltd.................       93,840
        525  Hyundai Mobis.....................................      139,717
      1,453  Hyundai Motor Co..................................      339,361

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
      3,986  Hyundai Steel Co..................................  $   306,737
     12,670  Industrial Bank of Korea..........................      140,296
      1,362  KCC Corp..........................................      572,847
      5,775  Kia Motors Corp...................................      350,904
      2,690  Korea Electric Power Corp. (b)....................       75,218
      2,320  Korea Gas Corp....................................      123,051
        226  Korea Zinc Co., Ltd...............................       68,346
      9,260  KT Corp...........................................      309,765
        609  LG Chem Ltd.......................................      174,255
      2,510  LG Corp...........................................      154,616
      2,530  LG Display Co., Ltd. (b)..........................       61,091
        414  Lotte Shopping Co., Ltd...........................      146,581
        350  Neo Holdings Co., Ltd. (b) (c)....................            0
        739  POSCO.............................................      219,704
        211  Samsung Electronics Co., Ltd......................      268,395
      2,881  Samsung SDI Co., Ltd..............................      502,652
      1,441  SK Holdings Co., Ltd..............................      260,129
      1,345  SK Telecom Co., Ltd...............................      273,462
      6,430  Woori Finance Holdings Co., Ltd...................       74,790
                                                                 -----------
                                                                   7,278,097
                                                                 -----------

             UNITED KINGDOM - 0.0%
      3,735  Rank Group PLC....................................        9,312
                                                                 -----------
             TOTAL COMMON STOCKS...............................   22,186,414
             (Cost $21,145,473)                                  -----------

RIGHTS (a) - 0.0%

             SOUTH KOREA - 0.0%
        313  Korea Gas Corp., expiring 10/14/13 (b) (c)........        2,840
                                                                 -----------
             TOTAL RIGHTS......................................        2,840
             (Cost $0)                                           -----------

             TOTAL INVESTMENTS - 99.9%.........................   22,189,254
             (Cost $21,145,473) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.1%...........       13,694
                                                                 -----------
             NET ASSETS - 100.0%...............................  $22,202,948
                                                                 ===========


-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,499,896 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $456,115.

ADR   American Depositary Receipt

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
    Common Stocks*                              $    22,186,414  $  22,186,414  $            --** $           --
    Rights                                                2,840             --            2,840               --
                                                ---------------  -------------  ---------------   --------------
TOTAL INVESTMENTS                               $    22,189,254  $  22,186,414  $         2,840   $           --
                                                ===============  =============  ===============   ==============

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $8,196,536 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on December 31, 2012 exceeding a certain threshold.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                          20.5%
        Hotels, Restaurants & Leisure                                  7.8
        Industrial Conglomerates                                       6.9
        Metals & Mining                                                5.9
        Commercial Banks                                               4.3
        Real Estate Investment Trusts                                  3.8
        Specialty Retail                                               3.5
        Automobiles                                                    3.1
        Diversified Telecommunication Services                         3.0
        Insurance                                                      2.9
        Auto Components                                                2.6
        Building Products                                              2.6
        Electronic Equipment, Instruments & Components                 2.5
        Health Care Providers & Services                               2.5


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Chemicals                                                      2.4
        Media                                                          2.3
        Gas Utilities                                                  2.2
        Oil, Gas & Consumable Fuels                                    2.2
        Construction & Engineering                                     1.9
        Professional Services                                          1.7
        Construction Materials                                         1.6
        Household Durables                                             1.6
        Capital Markets                                                1.4
        Wireless Telecommunication Services                            1.2
        Trading Companies & Distributors                               1.2
        Semiconductors & Semiconductor Equipment                       1.2
        Food & Staples Retailing                                       1.0
        Machinery                                                      0.8
        Airlines                                                       0.7
        Internet Software & Services                                   0.7
        Multiline Retail                                               0.7
        Road & Rail                                                    0.6
        Air Freight & Logistics                                        0.6
        Beverages                                                      0.5
        Electric Utilities                                             0.3
        Biotechnology                                                  0.3
        Commercial Services & Supplies                                 0.3
        Food Products                                                  0.3
        IT Services                                                    0.3
        Diversified Financial Services                                 0.0
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.9
        NET OTHER ASSETS AND LIABILITIES                               0.1
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.9%

             AUSTRIA - 2.0%
     66,774  EVN AG ...........................................  $  1,019,885
     28,431  OMV AG ...........................................     1,403,895
     10,789  Strabag SE .......................................       269,148
     15,749  Voestalpine AG ...................................       753,062
                                                                 ------------
                                                                    3,445,990
                                                                 ------------

             BELGIUM - 2.9%
     35,747  Ageas ............................................     1,447,908
     38,904  Belgacom S.A. ....................................     1,034,205
     21,166  D'ieteren S.A. N.V. ..............................       982,447
     17,731  Delhaize Group S.A. ..............................     1,117,572
      5,648  Elia System Operator S.A. N.V. ...................       251,386
                                                                 ------------
                                                                    4,833,518
                                                                 ------------

             CAYMAN ISLANDS - 0.7%
     95,524  Phoenix Group Holdings ...........................     1,152,096
                                                                 ------------

             DENMARK - 2.5%
        155  AP Moller - Maersk A/S ...........................     1,421,206
     13,033  Chr Hansen Holding A/S ...........................       461,454
     27,174  GN Store Nord A/S ................................       571,762
     17,578  Pandora A/S ......................................       726,000
    125,869  TDC A/S ..........................................     1,065,061
                                                                 ------------
                                                                    4,245,483
                                                                 ------------

             FINLAND - 2.5%
     39,055  Elisa OYJ ........................................       930,962
     24,000  Fortum OYJ .......................................       540,924
     17,149  Neste Oil OYJ ....................................       379,320
     18,864  Sampo ............................................       810,520
    187,327  Stora Enso OYJ ...................................     1,587,710
                                                                 ------------
                                                                    4,249,436
                                                                 ------------

             FRANCE - 13.7%
    102,521  Air France-KLM (b)................................     1,020,660
      3,144  Bollore S.A. .....................................     1,643,073
     35,659  Bouygues S.A. ....................................     1,301,309
      7,771  Bureau Veritas S.A. ..............................       244,953
      4,602  Casino Guichard Perrachon S.A. ...................       474,220
     13,045  Cie de St-Gobain .................................       646,002
     14,455  Cie Generale des Etablissements Michelin .........     1,602,960
     25,219  Electricte de France S.A. ........................       797,668
     37,677  GDF Suez .........................................       946,538
     38,194  Havas S.A. .......................................       298,554
      4,547  Iliad S.A. .......................................     1,061,118
      7,428  Imerys S.A. ......................................       518,627
     20,280  Ipsen S.A. .......................................       779,863
     71,725  Orange S.A. ......................................       899,400
     78,381  Plastic Omnium S.A. ..............................     1,981,845
     15,438  Renault S.A. .....................................     1,230,771

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
      7,255  Sartorius Stedim Biotech .........................  $  1,099,272
      7,360  Societe Generale S.A. ............................       366,715
      5,189  Sodexo ...........................................       484,165
     18,960  Suez Environnement Co. ...........................       307,544
     28,371  Teleperformance ..................................     1,372,530
     17,151  Thales S.A. ......................................       942,843
     25,249  Total S.A. .......................................     1,465,212
     19,174  Veolia Environnement S.A. ........................       327,487
      7,757  Vicat S.A.........................................       550,938
      5,367  Vinci S.A. .......................................       311,994
      2,285  Wendel S.A. ......................................       309,744
                                                                 ------------
                                                                   22,986,005
                                                                 ------------

             GERMANY - 11.3%
      9,322  Adidas AG ........................................     1,011,171
     15,219  Aurubis AG .......................................       922,285
      5,605  Bayerische Motoren Werke AG ......................       602,599
      6,195  Brenntag AG ......................................     1,031,270
      6,067  Continental AG ...................................     1,028,430
     17,777  Daimler AG .......................................     1,385,739
     49,528  Deutsche Lufthansa AG (b).........................       965,862
     41,550  E.ON SE ..........................................       739,174
     29,856  Freenet AG .......................................       722,388
      5,753  Fuchs Petrolub AG (Preference Shares) ............       481,764
      9,547  Generali Deutschland Holding AG ..................     1,455,595
      3,083  Hannover Rueck SE ................................       226,727
     10,095  HeidelbergCement AG ..............................       778,587
     11,153  Hochtief AG ......................................       973,650
     30,623  Infineon Technologies AG .........................       306,363
     10,398  K+S AG ...........................................       269,522
      5,241  Kabel Deutschland Holding AG .....................       666,487
      2,036  KWS Saat AG ......................................       707,881
      6,820  Lanxess AG .......................................       442,684
      5,906  Stada Arzneimittel AG ............................       299,503
     11,450  Suedzucker AG ....................................       337,375
    157,935  Telefonica Deutschland Holding AG ................     1,246,720
     45,069  TUI AG (b)........................................       575,816
      9,944  United Internet AG ...............................       376,677
      6,085  Volkswagen AG (Preference Shares) ................     1,434,442
                                                                 ------------
                                                                   18,988,711
                                                                 ------------

             GREECE - 2.0%
    159,395  Hellenic Telecommunications Organization S.A. (b).     1,660,409
    152,669  OPAP S.A. ........................................     1,703,941
                                                                 ------------
                                                                    3,364,350
                                                                 ------------

             IRELAND - 2.5%
     34,360  DCC PLC ..........................................     1,405,654
    126,815  Ryanair Holdings PLC .............................     1,082,726

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             IRELAND (CONTINUED)
     73,115  Smurfit Kappa Group PLC ..........................  $  1,651,857
                                                                 ------------
                                                                    4,140,237
                                                                 ------------

             ITALY - 7.5%
     34,236  Banca Popolare dell'Emilia Romagna SC (b).........       245,707
     15,733  Buzzi Unicem S.p.A ...............................       245,196
    128,939  Enel Green Power S.p.A ...........................       276,480
    222,276  Enel S.p.A .......................................       851,600
     53,804  ENI S.p.A ........................................     1,233,769
     25,971  Exor S.p.A .......................................       974,290
    136,365  Fiat S.p.A (b)....................................     1,086,595
    576,434  Gemina S.p.A (b)..................................     1,303,874
     20,582  GTECH S.p.A ......................................       588,630
    412,173  Hera S.p.A. ......................................       830,836
     14,470  Luxottica Group S.p.A ............................       769,718
    236,834  Mediaset S.p.A (b)................................       961,203
    176,050  Mediolanum S.p.A .................................     1,278,969
     46,094  Pirelli & C. S.p.A ...............................       600,198
      7,863  Saipem S.p.A .....................................       170,838
     26,224  Salvatore Ferragamo S.p.A ........................       904,667
    342,356  Telecom Italia S.p.A .............................       282,525
                                                                 ------------
                                                                   12,605,095
                                                                 ------------

             JERSEY - 0.1%
     44,798  Glencore Xstrata PLC .............................       244,187
                                                                 ------------

             LUXEMBOURG - 1.5%
      5,758  Eurofins Scientific ..............................     1,451,223
     51,599  Subsea 7 S.A. ....................................     1,072,611
                                                                 ------------
                                                                    2,523,834
                                                                 ------------

             NETHERLANDS - 4.5%
    120,638  Aegon N.V. .......................................       892,732
     23,758  European Aeronautic Defence and Space Co. N.V. ...     1,513,681
     13,106  Fugro N.V. .......................................       799,466
      3,208  Heineken N.V. ....................................       227,370
     68,137  ING Groep N.V. (b)................................       769,788
     31,558  Koninklijke Ahold N.V. ...........................       546,687
      6,087  Koninklijke Boskalis Westminster N.V. ............       269,607
    237,148  Koninklijke KPN N.V. (b)..........................       755,544
     32,686  Koninklijke Philips N.V. .........................     1,053,745
     15,810  Nutreco N.V. .....................................       825,919
                                                                 ------------
                                                                    7,654,539
                                                                 ------------

             NORWAY - 3.0%
     28,172  Fred Olsen Energy ASA ............................     1,250,891
     12,140  Kongsberg Gruppen ASA ............................       237,218
     62,606  Petroleum Geo-Services ASA .......................       773,563
     49,878  Statoil ASA ......................................     1,132,224
     19,213  TGS Nopec Geophysical Co. ASA ....................       565,535

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY (CONTINUED)
     26,619  Yara International ASA ...........................  $  1,099,156
                                                                 ------------
                                                                    5,058,587
                                                                 ------------

             PORTUGAL - 0.7%
    235,601  EDP - Energias de Portugal S.A. ..................       860,579
     70,282  Portucel S.A. ....................................       255,387
                                                                 ------------
                                                                    1,115,966
                                                                 ------------

             SPAIN - 6.7%
     17,742  Acciona S.A. .....................................     1,009,415
    104,877  Distribuidora Internacional de Alimentacion S.A. .       909,327
    100,073  EDP Renovaveis S.A. ..............................       520,009
     45,772  Endesa S.A. (b)...................................     1,192,321
     40,979  Gas Natural SDG S.A. .............................       855,415
     22,364  Grupo Catalana Occidente S.A. ....................       680,136
    268,271  Iberdrola S.A. ...................................     1,558,786
    315,017  International Consolidated Airlines Group S.A. (b)     1,725,266
     36,786  Obrascon Huarte Lain S.A. ........................     1,395,188
     61,073  Repsol S.A. ......................................     1,514,059
                                                                 ------------
                                                                   11,359,922
                                                                 ------------

             SWEDEN - 5.9%
     75,070  Boliden AB .......................................     1,124,876
     40,634  Holmen AB ........................................     1,306,899
     77,016  Hufvudstaden AB ..................................       980,271
     66,399  Industrivarden AB ................................     1,222,245
     41,843  Investor AB ......................................     1,269,607
     18,215  Lundbergforetagen AB .............................       758,167
     28,987  NCC AB ...........................................       862,840
     44,680  Saab AB ..........................................       893,364
     13,889  Tele2 AB .........................................       177,646
    135,395  TeliaSonera AB ...................................     1,037,367
     17,617  Trelleborg AB ....................................       333,881
                                                                 ------------
                                                                    9,967,163
                                                                 ------------

             SWITZERLAND - 4.8%
      7,741  Baloise Holding AG ...............................       855,974
      2,088  Bucher Industries AG .............................       534,958
     16,947  Coca-Cola HBC AG .................................       507,557
     10,794  DKSH Holding AG ..................................       921,432
      1,607  EMS-Chemie Holding AG ............................       568,629
        521  Flughafen Zuerich AG .............................       274,658
        198  Givaudan S.A. ....................................       289,222
        600  Helvetia Holding AG ..............................       266,047
     14,895  Lonza Group AG ...................................     1,218,809
      2,652  PSP Swiss Property AG ............................       230,201
        833  Swatch Group AG ..................................       536,082
      4,891  Swiss Life Holding AG ............................       925,902

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWITZERLAND (CONTINUED)
     11,885  Swiss Re AG ......................................  $    983,024
                                                                 ------------
                                                                    8,112,495
                                                                 ------------

             UNITED KINGDOM - 25.1%
    337,499  Afren PLC (b).....................................       755,640
     34,642  ARM Holdings PLC .................................       552,968
    135,997  Ashtead Group PLC ................................     1,355,119
     33,566  Associated British Foods PLC .....................     1,019,418
      4,835  AstraZeneca PLC ..................................       251,689
    290,997  Barratt Developments PLC (b)......................     1,453,799
     49,198  Bellway PLC ......................................     1,047,353
     31,264  Berkeley Group Holdings PLC ......................     1,048,707
    393,888  Booker Group PLC .................................       859,573
     69,374  BP PLC ...........................................       486,413
    234,336  Capital & Counties Properties PLC ................     1,270,878
     18,980  Compass Group PLC ................................       261,177
     22,484  Daily Mail & General Trust PLC ...................       277,363
     22,239  Derwent London PLC ...............................       852,904
     57,280  Dunelm Group PLC .................................       856,831
     73,854  easyJet PLC ......................................     1,528,005
    115,597  Essar Energy PLC (b)..............................       243,095
    109,564  Essentra PLC .....................................     1,327,638
    120,623  GKN PLC ..........................................       667,846
     96,506  Great Portland Estates PLC .......................       842,099
     73,514  Hargreaves Lansdown PLC ..........................     1,165,721
     61,712  Hikma Pharmaceuticals PLC ........................     1,039,018
    267,322  Howden Joinery Group PLC .........................     1,261,517
    126,985  Inchcape PLC .....................................     1,255,042
    123,280  ITV PLC ..........................................       349,860
    126,439  J Sainsbury PLC ..................................       801,370
    110,858  Kingfisher PLC ...................................       692,567
     70,649  Ladbrokes PLC ....................................       193,520
    461,854  Legal & General Group PLC ........................     1,466,978
    982,899  Lloyds Banking Group PLC (b)......................     1,170,816
     35,688  Mondi PLC ........................................       602,596
    157,400  Old Mutual PLC ...................................       478,033
     59,691  Persimmon PLC ....................................     1,049,443
    123,122  Premier Oil PLC ..................................       648,794
     74,894  Prudential PLC ...................................     1,395,540
     42,352  Rolls-Royce Holdings PLC .........................       762,428
      5,493  Rotork PLC .......................................       242,502
     36,504  Royal Dutch Shell PLC ............................     1,261,411
      9,210  SABMiller PLC ....................................       468,698
     19,486  Spectris PLC .....................................       695,902
     37,429  Sports Direct International PLC (b)...............       428,701
    157,012  St. James's Place PLC ............................     1,563,248
    218,347  Standard Life PLC ................................     1,220,927
    877,472  Taylor Wimpey PLC ................................     1,426,222
     21,943  Travis Perkins PLC ...............................       586,138

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
    146,982  TUI Travel PLC ...................................  $    874,939
     15,873  Vedanta Resources PLC ............................       278,039
      7,049  Weir Group PLC ...................................       265,891
     86,253  William Hill PLC .................................       562,729
    231,027  WM Morrison Supermarkets PLC .....................     1,047,227
                                                                 ------------
                                                                   42,214,332
                                                                 ------------

             TOTAL INVESTMENTS - 99.9% ........................   168,261,946
             (Cost $156,281,403) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ..........       133,964
                                                                 ------------

             NET ASSETS - 100.0% ..............................  $168,395,910
                                                                 ============

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,749,982 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $769,439.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   168,261,946  $ 168,261,946  $            --  $           --
                                                ===============  =============  ===============  ==============

*    See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $21,643,195 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Insurance                                                     10.2%
        Oil, Gas & Consumable Fuels                                    6.2
        Diversified Telecommunication Services                         5.9
        Electric Utilities                                             4.8
        Airlines                                                       3.8
        Household Durables                                             3.6
        Auto Components                                                3.5
        Food & Staples Retailing                                       3.4
        Automobiles                                                    3.4
        Construction & Engineering                                     3.2
        Diversified Financial Services                                 3.2
        Hotels, Restaurants & Leisure                                  3.1
        Chemicals                                                      2.9
        Energy Equipment & Services                                    2.8
        Aerospace & Defense                                            2.6
        Textiles, Apparel & Luxury Goods                               2.3
        Paper & Forest Products                                        2.2
        Metals & Mining                                                2.0
        Specialty Retail                                               1.9
        Multi-Utilities                                                1.9
        Trading Companies & Distributors                               1.8
        Food Products                                                  1.7
        Life Sciences Tools & Services                                 1.6
        Media                                                          1.5
        Professional Services                                          1.5
        Real Estate Management & Development                           1.5
        Industrial Conglomerates                                       1.5
        Pharmaceuticals                                                1.4
        Distributors                                                   1.3
        Construction Materials                                         1.2
        Commercial Banks                                               1.1
        Real Estate Investment Trusts                                  1.0
        Health Care Equipment & Supplies                               1.0
        Containers & Packaging                                         1.0
        Air Freight & Logistics                                        1.0
        Transportation Infrastructure                                  0.9
        Marine                                                         0.8
        Machinery                                                      0.8
        Beverages                                                      0.7
        Capital Markets                                                0.7
        Wireless Telecommunication Services                            0.5
        Semiconductors & Semiconductor Equipment                       0.5
        Gas Utilities                                                  0.5
        Independent Power Producers & Energy Traders                   0.5
        Electronic Equipment, Instruments & Components                 0.4


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)


        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Building Products                                              0.4
        Internet Software & Services                                   0.2
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.9
        NET OTHER ASSETS AND LIABILITIES                               0.1
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                                                                  % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                        INVESTMENTS
        ------------------------------------------------------------------------
        Euro                                                          55.3%
        British Pound Sterling                                        28.1
        Swedish Krona                                                  5.9
        Swiss Franc                                                    4.5
        Norwegian Krone                                                3.7
        Danish Krone                                                   2.5
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.9%

             BRAZIL - 53.9%
     13,360  AES Tiete S.A. (Preference Shares) ...............  $    129,603
     11,532  Arteris S.A. .....................................       102,504
     26,022  BR Malls Participacoes S.A. ......................       235,998
     29,228  BR Properties S.A. ...............................       259,799
      1,226  Cia Brasileira de Distribuicao Grupo Pao de
                Acucar (Preference Shares).....................        55,871
     12,226  Cia de Saneamento Basico do Estado de Sao Paulo ..       119,375
     10,613  Cia de Saneamento de Minas Gerais-copasa MG ......       167,601
     19,542  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) (b)........................       305,523
     25,024  Cia Energetica de Minas Gerais (Preference
                Shares)........................................       217,237
     12,701  Cia Paranaense de Energia (Preference Shares) ....       180,231
      8,663  Cosan S.A. Industria e Comercio ..................       166,982
     15,110  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes .................................       114,196
     29,096  Embraer S.A. .....................................       233,944
     16,831  Gerdau S.A. (Preference Shares) ..................       126,064
     24,371  Grendene S.A. ....................................       217,066
     25,229  Kroton Educacional S.A. ..........................       358,690
     36,498  Marcopolo S.A. (Preference Shares) ...............       108,689
      6,715  Metalurgica Gerdau S.A. (Preference Shares) ......        64,111
     42,930  Oi S.A. (Preference Shares) ......................        82,904
     28,543  Petroleo Brasileiro S.A. (Preference Shares) .....       236,452
     23,159  Porto Seguro S.A. ................................       292,583
     30,887  Sul America S.A. .................................       222,563
     12,135  Telefonica Brasil S.A. (Preference Shares) .......       269,223
     58,717  Tim Participacoes S.A. ...........................       272,351
      3,938  Vale S.A. (Preference Shares) ....................        56,041
                                                                 ------------
                                                                    4,595,601
                                                                 ------------

             CHILE - 5.4%
      9,286  Administradora de Fondos de Pensiones Provida
                S.A. ..........................................        56,480
      1,792  Banco de Credito e Inversiones ...................       106,352
     10,315  Cia General de Electricidad S.A. .................        63,308
      9,212  ENTEL Chile S.A. .................................       149,290
     19,028  Quinenco S.A. ....................................        48,065
     23,620  Sigdo Koppers S.A. ...............................        41,648
                                                                 ------------
                                                                      465,143
                                                                 ------------

             LUXEMBOURG - 4.5%
     15,956  Ternium S.A., ADR ................................       383,263
                                                                 ------------

             MEXICO - 31.4%
     79,703  Alfa SAB de C.V., Series A .......................       214,944
    122,427  America Movil SAB de C.V., Series L ..............       121,403
    166,333  Cemex SAB de C.V. (b).............................       186,671
    140,698  Compartamos SAB de C.V. ..........................       262,059
     10,535  El Puerto de Liverpool SAB de C.V., Series C1 ....       118,956
     73,364  Gruma SAB de C.V., Series B (b)...................       409,150
      4,775  Grupo Aeroportuario del Sureste SAB de C.V.,
                Series B ......................................        52,268
    101,454  Grupo Bimbo SAB de C.V., Series A ................       313,442
     34,913  Grupo Carso SAB de C.V., Series A1 ...............       186,388
     40,600  Grupo Financiero Banorte, S.A.B. de C.V.,
                O Shares.......................................       252,977

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MEXICO (CONTINUED)
     54,667  Grupo Simec SAB de C.V., Series B (b).............  $    219,178
     14,904  Industrias CH SAB de C.V., Series B (b)...........        88,277
     20,556  Megacable Holdings SAB de CV .....................        65,926
     70,186  OHL Mexico SAB de C.V. (b)........................       184,721
                                                                 ------------
                                                                    2,676,360
                                                                 ------------

             PERU - 4.7%
     17,428  Alicorp SAA ......................................        55,694
     59,014  Grana y Montero SAA ..............................       234,149
    251,144  Volcan Cia Minera SAA ............................       112,722
                                                                 ------------
                                                                      402,565
                                                                 ------------

             TOTAL INVESTMENTS- 99.9% .........................     8,522,932
             (Cost $8,824,812) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ..........         6,665
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $  8,529,597
                                                                 ============

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $474,852 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $776,732.

      ADR   American Depositary Receipt

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     8,522,932  $   8,522,932  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


*See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Metals & Mining                                               12.3%
        Food Products                                                  9.1
        Electric Utilities                                             9.0
        Wireless Telecommunication Services                            6.4
        Insurance                                                      6.0
        Real Estate Management & Development                           5.8
        Industrial Conglomerates                                       5.8
        Oil, Gas & Consumable Fuels                                    4.7
        Commercial Banks                                               4.2
        Diversified Consumer Services                                  4.2
        Diversified Telecommunication Services                         4.1
        Transportation Infrastructure                                  4.0
        Water Utilities                                                3.4
        Consumer Finance                                               3.1
        Construction & Engineering                                     2.7
        Aerospace & Defense                                            2.7
        Textiles, Apparel & Luxury Goods                               2.5
        Construction Materials                                         2.2
        Independent Power Producers & Energy Traders                   1.5
        Multiline Retail                                               1.4
        Household Durables                                             1.3
        Machinery                                                      1.3
        Media                                                          0.8
        Capital Markets                                                0.7
        Food & Staples Retailing                                       0.7
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.9
        NET OTHER ASSETS AND LIABILITIES                               0.1
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.5%

             AEROSPACE & DEFENSE - 2.7%
     20,704  Embraer S.A. .....................................  $    166,469
                                                                 ------------

             CHEMICALS - 3.4%
     25,782  Braskem S.A. (Preference Shares) (a)..............       206,484
                                                                 ------------

             COMMERCIAL BANKS - 3.5%
      7,675  Banco do Brasil S.A. .............................        89,518
      5,614  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) ...........................        38,756
     12,535  Banco Santander Brasil SA.........................        84,498
                                                                 ------------
                                                                      212,772
                                                                 ------------

             CONTAINERS & PACKAGING - 0.6%
      7,651  Klabin S.A. (Preference Shares) ..................        40,252
                                                                 ------------

             DIVERSIFIED CONSUMER SERVICES - 3.8%
     26,334  Anhanguera Educacional Participacoes S.A. ........       157,555
      5,497  Kroton Educacional S.A. ..........................        78,153
                                                                 ------------
                                                                      235,708
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.1%
     86,660  Oi S.A. (Preference Shares) ......................       167,353
      6,740  Telefonica Brasil S.A. (Preference Shares) .......       149,531
                                                                 ------------
                                                                      316,884
                                                                 ------------

             ELECTRIC UTILITIES - 7.8%
     21,328  Cia Energetica de Minas Gerais (Preference
                Shares) .......................................       185,151
     15,341  Cia Paranaense de Energia (Preference Shares) ....       217,694
      4,100  CPFL Energia S.A. ................................        35,870
      7,495  EDP - Energias do Brasil S.A. ....................        40,784
                                                                 ------------
                                                                      479,499
                                                                 ------------

             FOOD & STAPLES RETAILING - 3.5%
      2,558  Cia Brasileira de Distribuicao Pao de Acucar
                (Preference Shares) ...........................       116,572
     11,768  Raia Drogasil S.A. ...............................        97,328
                                                                 ------------
                                                                      213,900
                                                                 ------------

             FOOD PRODUCTS - 10.2%
      8,765  BRF S.A. .........................................       213,559
     65,632  JBS S.A. .........................................       229,503
      4,068  M Dias Branco S.A. ...............................       187,220
                                                                 ------------
                                                                      630,282
                                                                 ------------

             GAS UTILITIES - 1.5%
      3,504  Cia de Gas de Sao Paulo (Preference Shares) ......        91,588
                                                                 ------------

             HOUSEHOLD DURABLES - 2.0%
     16,609  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes .................................       125,525
                                                                 ------------

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.2%
      8,058  AES Tiete S.A. (Preference Shares) ...............        78,170
     12,979  Cia Energetica de Sao Paulo (Preference Shares)...       138,498

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (CONTINUED)
      2,449  Tractebel Energia S.A. ...........................  $     40,476
                                                                 ------------
                                                                      257,144
                                                                 ------------

             INSURANCE - 6.1%
     24,127  BB Seguridade Participacoes S.A. .................       237,427
     10,751  Porto Seguro S.A. ................................       135,825
                                                                 ------------
                                                                      373,252
                                                                 ------------

             IT SERVICES - 2.0%
      4,549  Cielo S.A. .......................................       123,028
                                                                 ------------

             MACHINERY - 3.1%
     26,686  Marcopolo S.A. (Preference Shares) ...............        79,469
      9,050  WEG S.A. .........................................       110,252
                                                                 ------------
                                                                      189,721
                                                                 ------------

             METALS & MINING - 7.9%
      4,205  Bradespar S.A. (Preference Shares) ...............        46,674
     20,204  Gerdau S.A. (Preference Shares) ..................       151,327
     15,934  Metalurgica Gerdau S.A. (Preference Shares) ......       152,129
      9,419  Vale S.A. (Preference Shares) ....................       134,041
                                                                 ------------
                                                                      484,171
                                                                 ------------

             MULTILINE RETAIL - 0.6%
      5,430  Lojas Americanas S.A. (Preference Shares) ........        39,886
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 8.5%
      9,816  Cosan S.A. Industria e Comercio ..................       189,207
     20,995  Petroleo Brasileiro S.A. (Preference Shares) .....       173,924
      6,395  Ultrapar Participacoes S.A. ......................       157,718
                                                                 ------------
                                                                      520,849
                                                                 ------------

             PAPER & FOREST PRODUCTS - 3.9%
     13,249  Duratex S.A. .....................................        78,850
      6,863  Fibria Celulose S.A. (a)..........................        78,870
     20,588  Suzano Papel e Celulose S.A. (Preference Shares) .        81,282
                                                                 ------------
                                                                      239,002
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.4%
     21,253  BR Malls Participacoes S.A. ......................       192,747
     22,349  BR Properties S.A. ...............................       198,653
                                                                 ------------
                                                                      391,400
                                                                 ------------

             ROAD & RAIL - 1.1%
     17,956  All America Latina Logistica S.A. ................        70,972
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.9%
     23,558  Alpargatas S.A. (Preference Shares) ..............       151,682
     16,768  Grendene S.A. ....................................       149,348
                                                                 ------------
                                                                      301,030
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE - 1.2%
      4,206  Arteris S.A. .....................................  $     37,386
      5,423  EcoRodovias Infraestrutura e Logistica S.A. ......        37,094
                                                                 ------------
                                                                       74,480
                                                                 ------------

             WATER UTILITIES - 2.3%
     14,700  Cia de Saneamento Basico do Estado de Sao Paulo ..       143,531
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 3.2%
     41,992  Tim Participacoes S.A. ...........................       194,774
                                                                 ------------

             TOTAL INVESTMENTS - 99.5% ........................     6,122,603
             (Cost $6,242,841) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ..........        29,860
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $  6,152,463
                                                                 ============

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $433,867 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $554,105.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     6,122,603  $   6,122,603  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.

COUNTRY ALLOCATION**                                 % OF NET ASSETS
-------------------------------------------------------------------
Brazil                                                        99.5%
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.5
NET OTHER ASSETS AND LIABILITIES                               0.5
                                                            -------
TOTAL                                                        100.0%
                                                            =======

* See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AEROSPACE & DEFENSE - 2.9%
    314,999  AviChina Industry & Technology Co., Ltd.,
                Class H .......................................  $    160,020
                                                                 ------------

             AIRLINES - 2.2%
    105,000  China Eastern Airlines Corp. Ltd., Class H (a)....        34,387
    240,496  China Southern Airlines Co., Ltd., Class H .......        89,613
                                                                 ------------
                                                                      124,000
                                                                 ------------

             AUTO COMPONENTS - 2.1%
    125,000  Xinyi Glass Holdings Ltd. ........................       115,396
                                                                 ------------

             AUTOMOBILES - 3.6%
     37,397  Great Wall Motor Co., Ltd., Class H ..............       202,272
                                                                 ------------

             CHEMICALS - 0.6%
     52,500  China BlueChemical Ltd., Class H .................        31,002
                                                                 ------------

             COMMUNICATIONS EQUIPMENT - 1.9%
     23,125  AAC Technologies Holdings, Inc. ..................       105,101
                                                                 ------------

             CONSTRUCTION & ENGINEERING - 1.8%
     41,250  China Communications Construction Co., Ltd.,
                Class H .......................................        32,656
     42,500  China State Construction International Holdings
                Ltd. ..........................................        67,948
                                                                 ------------
                                                                      100,604
                                                                 ------------

             CONSTRUCTION MATERIALS - 1.9%
    158,332  BBMG Corp. .......................................       106,155
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
    155,000  China Communications Services Corp., Ltd.,
                Class H .......................................        90,531
    135,500  China Telecom Corp., Ltd., Class H ...............        67,437
                                                                 ------------
                                                                      157,968
                                                                 ------------

             FOOD & STAPLES RETAILING - 0.6%
     22,500  Sun Art Retail Group Ltd. ........................        32,317
                                                                 ------------

             FOOD PRODUCTS - 3.9%
     23,125  Biostime International Holdings Ltd. .............       174,871
      8,750  China Mengniu Dairy Co., Ltd. ....................        39,204
                                                                 ------------
                                                                      214,075
                                                                 ------------

             GAS UTILITIES - 1.8%
     32,500  China Gas Holdings Ltd. ..........................        35,409
     25,000  China Resources Gas Group Ltd. ...................        64,209
                                                                 ------------
                                                                       99,618
                                                                 ------------

             HOUSEHOLD DURABLES - 1.4%
     40,247  Haier Electronics Group Co., Ltd. ................        78,357
                                                                 ------------

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.1%
    160,236  Datang International Power Generation Co., Ltd.,
                Class H .......................................        70,657
    447,499  Huaneng Renewables Corp. Ltd., Class H ...........       157,515
                                                                 ------------
                                                                      228,172
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INDUSTRIAL CONGLOMERATES - 2.8%
    120,594  CITIC Pacific Ltd. ...............................  $    156,731
                                                                 ------------

             INTERNET & CATALOG RETAIL - 5.2%
      4,981  Ctrip.com International Ltd., ADR (a).............       291,040
                                                                 ------------

             INTERNET SOFTWARE & SERVICES - 5.3%
      2,110  Sohu.com, Inc. (a)................................       166,331
      2,500  Tencent Holdings Ltd. ............................       131,126
                                                                 ------------
                                                                      297,457
                                                                 ------------

             MACHINERY - 4.1%
     42,500  CIMC Enric Holdings Ltd. .........................        56,989
    199,000  Yangzijiang Shipbuilding Holdings Ltd. ...........       173,692
                                                                 ------------
                                                                      230,681
                                                                 ------------

             METALS & MINING - 10.0%
    323,126  China Hongqiao Group Ltd. ........................       188,728
     76,250  Jiangxi Copper Co., Ltd., Class H ................       149,828
    917,998  Zijin Mining Group Co., Ltd., Class H ............       220,152
                                                                 ------------
                                                                      558,708
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 12.8%
    309,833  China Coal Energy Co., Ltd., Class H .............       186,158
     38,125  China Shenhua Energy Co., Ltd., Class H ..........       116,254
     57,082  CNOOC Ltd. .......................................       116,138
     60,000  PetroChina Co., Ltd., Class H ....................        66,066
    226,668  Yanzhou Coal Mining Co., Ltd., Class H ...........       226,495
                                                                 ------------
                                                                      711,111
                                                                 ------------

             PHARMACEUTICALS - 7.8%
     45,000  Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
                Ltd. (a) ......................................       196,979
    197,500  Sihuan Pharmaceutical Holdings Group Ltd. ........       134,198
    150,000  Sino Biopharmaceutical ...........................       101,922
                                                                 ------------
                                                                      433,099
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 16.1%
    120,000  Agile Property Holdings Ltd. .....................       132,441
     50,834  China Overseas Grand Oceans Group Ltd. ...........        61,938
     61,557  Country Garden Holdings Co., Ltd. ................        39,605
    350,239  Evergrande Real Estate Group Ltd. (a) ............       145,860
     97,500  Franshion Properties China Ltd. ..................        32,056
     19,999  Greentown China Holdings Ltd. ....................        37,595
     67,100  Guangzhou R&F Properties Co., Ltd., Class H ......       105,029
     22,500  Hopson Development Holdings Ltd. (a)..............        26,631
    119,790  Sino-Ocean Land Holdings Ltd. ....................        70,429
    204,375  SOHO China Ltd. ..................................       175,761
    254,999  Yuexiu Property Co., Ltd. ........................        70,030
                                                                 ------------
                                                                      897,375
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
  1,324,497  Semiconductor Manufacturing International
                Corp. (a)......................................  $     90,510
                                                                 ------------

             WATER UTILITIES - 2.7%
    362,499  Beijing Enterprises Water Group Ltd. .............       150,498
                                                                 ------------

             TOTAL INVESTMENTS - 100.0% .......................     5,572,267
             (Cost $5,461,250) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ..........          (616)
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $  5,571,651
                                                                 ============

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $468,644 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $357,627.

      ADR   American Depositary Receipt

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
COMMON STOCKS*................................  $     5,572,267  $   5,572,267  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $1,194,586 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

COUNTRY ALLOCATION**                                % OF NET ASSETS
-------------------------------------------------------------------
China                                                     41.4%
Cayman Islands                                            34.0
Hong Kong                                                  9.7
Bermuda                                                    8.8
Singapore                                                  3.1
United States                                              3.0
---------------------------------------------------------------
TOTAL INVESTMENTS                                        100.0
NET OTHER ASSETS AND LIABILITIES                          (0.0)(+)
                                                        -------
TOTAL                                                    100.0%
                                                        =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation. + Amount is less than 0.1%.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.0%

             AIR FREIGHT & LOGISTICS - 0.3%
      6,600  Yamato Holdings Co., Ltd. ........................  $    148,524
                                                                 ------------

             AIRLINES - 2.8%
    211,000  ANA Holdings, Inc. ...............................       459,372
     14,500  Japan Airlines Co., Ltd. .........................       876,240
                                                                 ------------
                                                                    1,335,612
                                                                 ------------

             AUTO COMPONENTS - 8.3%
     15,000  Aisin Seiki Co., Ltd. ............................       638,639
     12,500  Denso Corp. ......................................       582,431
     27,000  Koito Manufacturing Co., Ltd. ....................       512,010
     28,000  NGK Spark Plug Co., Ltd. .........................       617,854
     25,200  NHK Spring Co., Ltd. .............................       257,397
     37,400  NOK Corp. ........................................       581,385
      8,000  Stanley Electric Co., Ltd. .......................       169,693
      6,100  Toyoda Gosei Co., Ltd. ...........................       149,932
     20,700  Toyota Boshoku Corp. .............................       276,505
     18,000  Yokohama Rubber (The) Co., Ltd. ..................       177,262
                                                                 ------------
                                                                    3,963,108
                                                                 ------------

             AUTOMOBILES - 7.0%
      5,000  Daihatsu Motor Co., Ltd. .........................        96,648
     28,000  Fuji Heavy Industries Ltd. .......................       771,962
     42,000  Isuzu Motors Ltd. ................................       276,026
    188,000  Mazda Motor Corp. (a).............................       835,811
     10,600  Mitsubishi Motors Corp. (a).......................       116,897
     14,600  Nissan Motor Co., Ltd. ...........................       146,156
     19,000  Suzuki Motor Corp. ...............................       454,631
     10,100  Toyota Motor Corp. ...............................       644,255
                                                                 ------------
                                                                    3,342,386
                                                                 ------------

             BIOTECHNOLOGY - 0.6%
     12,600  Takara Bio, Inc. .................................       303,800
                                                                 ------------

             BUILDING PRODUCTS - 1.6%
     65,000  Asahi Glass Co., Ltd. ............................       402,716
     27,000  TOTO Ltd. ........................................       377,415
                                                                 ------------
                                                                      780,131
                                                                 ------------

             CAPITAL MARKETS - 3.3%
     66,000  Daiwa Securities Group, Inc. .....................       590,874
     79,700  Nomura Holdings, Inc. ............................       620,281
     26,900  SBI Holdings, Inc. ...............................       346,461
                                                                 ------------
                                                                    1,557,616
                                                                 ------------

             CHEMICALS - 5.1%
      8,000  Air Water, Inc. ..................................       117,768
     65,000  Asahi Kasei Corp. ................................       488,682
     38,000  Daicel Corp. .....................................       342,133
     27,700  Hitachi Chemical Co., Ltd. .......................       444,970

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             CHEMICALS (CONTINUED)
     10,500  Kuraray Co., Ltd. ................................  $    125,515
     31,500  Mitsubishi Chemical Holdings Corp. ...............       146,773
     39,000  Nippon Paint Co., Ltd. ...........................       621,731
      2,200  Nitto Denko Corp. ................................       143,018
                                                                 ------------
                                                                    2,430,590
                                                                 ------------

             COMMERCIAL BANKS - 1.2%
     90,300  Resona Holdings, Inc. ............................       461,169
      2,600  Sumitomo Mitsui Financial Group, Inc. ............       125,510
                                                                 ------------
                                                                      586,679
                                                                 ------------

             COMPUTERS & PERIPHERALS - 2.5%
    206,000  NEC Corp. ........................................       475,731
     42,400  Seiko Epson Corp. ................................       693,187
                                                                 ------------
                                                                    1,168,918
                                                                 ------------

             CONSTRUCTION & ENGINEERING - 1.3%
    124,000  Taisei Corp. .....................................       609,309
                                                                 ------------

             CONSTRUCTION MATERIALS - 0.8%
     90,000  Taiheiyo Cement Corp. ............................       391,882
                                                                 ------------

             CONSUMER FINANCE - 0.8%
     14,800  Hitachi Capital Corp. ............................       356,091
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.4%
     22,000  Japan Exchange Group, Inc. .......................       486,352
     31,200  Mitsubishi UFJ Lease & Finance Co., Ltd. .........       164,737
                                                                 ------------
                                                                      651,089
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
     14,400  Nippon Telegraph & Telephone Corp. ...............       744,209
                                                                 ------------

             ELECTRIC UTILITIES - 4.5%
     10,600  Kansai Electric Power Co., Inc. (a) ..............       135,877
     29,300  Kyushu Electric Power Co., Inc. (a) ..............       417,613
     58,700  Tohoku Electric Power Co., Inc. (a) ..............       720,201
    141,200  Tokyo Electric Power (The) Co., Inc. (a)..........       877,697
                                                                 ------------
                                                                    2,151,388
                                                                 ------------

             ELECTRICAL EQUIPMENT - 1.8%
    209,000  Fuji Electric Co., Ltd. ..........................       850,501
                                                                 ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.1%
     27,000  FUJIFILM Holdings Corp. ..........................       646,605
     14,500  Hoya Corp. .......................................       342,087
    123,000  Nippon Electric Glass Co., Ltd. ..................       656,951
      8,400  TDK Corp. ........................................       329,010
                                                                 ------------
                                                                    1,974,653
                                                                 ------------

             FOOD & STAPLES RETAILING - 0.3%
     10,800  Aeon Co., Ltd. ...................................       148,439
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             FOOD PRODUCTS - 1.7%
     17,600  Calbee, Inc. .....................................  $    509,585
     20,000  Nippon Meat Packers, Inc. ........................       285,874
                                                                 ------------
                                                                      795,459
                                                                 ------------

             GAS UTILITIES - 0.9%
    105,000  Osaka Gas Co., Ltd. ..............................       446,513
                                                                 ------------

             HEALTH CARE TECHNOLOGY - 0.4%
         64  M3, Inc. .........................................       176,904
                                                                 ------------

             HOUSEHOLD DURABLES - 2.7%
     18,000  Sekisui Chemical Co., Ltd. .......................       182,756
     27,000  Sekisui House Ltd. ...............................       362,033
     35,400  Sony Corp. .......................................       755,574
                                                                 ------------
                                                                    1,300,363
                                                                 ------------

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
      8,900  Electric Power Development Co., Ltd. .............       289,740
                                                                 ------------

             INSURANCE - 2.4%
     29,100  MS&AD Insurance Group Holdings ...................       757,882
     21,400  T&D Holdings, Inc. ...............................       264,302
      4,400  Tokio Marine Holdings, Inc. ......................       143,466
                                                                 ------------
                                                                    1,165,650
                                                                 ------------

             INTERNET SOFTWARE & SERVICES - 2.5%
     14,800  Dena Co., Ltd. ...................................       300,833
     38,200  Kakaku.com, Inc. .................................       889,565
                                                                 ------------
                                                                    1,190,398
                                                                 ------------

             IT SERVICES - 1.3%
     18,500  Nomura Research Institute Ltd. ...................       641,793
                                                                 ------------

             LEISURE EQUIPMENT & PRODUCTS - 1.4%
     35,900  Namco Bandai Holdings, Inc. ......................       670,192
                                                                 ------------

             MACHINERY - 3.8%
     48,000  Hino Motors Ltd. .................................       705,143
    191,000  IHI Corp. ........................................       802,513
     29,000  NSK Ltd. .........................................       295,325
                                                                 ------------
                                                                    1,802,981
                                                                 ------------

             MARINE - 0.8%
     80,000  Mitsui OSK Lines Ltd. (a) ........................       360,547
                                                                 ------------

             MEDIA - 0.3%
      6,800  Fuji Media Holdings, Inc. ........................       149,289
                                                                 ------------

             METALS & MINING - 3.2%
     64,000  Dowa Holdings Co., Ltd. ..........................       643,288
     64,000  Sumitomo Metal Mining Co., Ltd. ..................       902,426
                                                                 ------------
                                                                    1,545,714
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MULTILINE RETAIL - 2.7%
      2,500  Don Quijote Co., Ltd. ............................  $    156,417
     90,000  J Front Retailing Co., Ltd. ......................       726,995
     43,000  Takashimaya Co., Ltd. ............................       402,025
                                                                 ------------
                                                                    1,285,437
                                                                 ------------

             OFFICE ELECTRONICS - 2.5%
     39,500  Brother Industries Ltd. ..........................       444,448
      8,700  Canon, Inc. ......................................       277,033
     59,000  Konica Minolta Holdings, Inc. ....................       494,593
                                                                 ------------
                                                                    1,216,074
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 7.6%
      8,000  Idemitsu Kosan Co., Ltd. .........................       691,795
     68,800  Inpex Corp. ......................................       810,524
    151,200  JX Holdings, Inc. ................................       782,957
     53,000  Showa Shell Sekiyu K.K. ..........................       592,034
     80,000  TonenGeneral Sekiyu K.K. .........................       738,186
                                                                 ------------
                                                                    3,615,496
                                                                 ------------

             PHARMACEUTICALS - 1.3%
     22,900  Mitsubishi Tanabe Pharma Corp. ...................       320,803
     14,400  Shionogi & Co., Ltd. .............................       301,932
                                                                 ------------
                                                                      622,735
                                                                 ------------

             ROAD & RAIL - 2.3%
      3,900  Central Japan Railway Co. ........................       499,130
     14,300  West Japan Railway Co. ...........................       611,745
                                                                 ------------
                                                                    1,110,875
                                                                 ------------

             SPECIALTY RETAIL - 0.9%
    145,000  Yamada Denki Co., Ltd. ...........................       427,794
                                                                 ------------

             TRADING COMPANIES & DISTRIBUTORS - 7.9%
     50,600  ITOCHU Corp. .....................................       618,762
     86,000  Marubeni Corp. ...................................       675,436
     42,400  Mitsubishi Corp. .................................       856,670
     58,600  Mitsui & Co., Ltd. ...............................       850,131
     58,800  Sumitomo Corp. ...................................       790,820
                                                                 ------------
                                                                    3,791,819
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.5%
      8,400  KDDI Corp. .......................................       430,703
     46,700  NTT DoCoMo, Inc. .................................       756,360
                                                                 ------------
                                                                    1,187,063
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

                                DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
             TOTAL INVESTMENTS - 99.0% ........................  $ 47,287,761
             (Cost $44,650,712) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.0% ..........       492,360
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $ 47,780,121
                                                                 ============

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,982,481 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $345,432.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
COMMON STOCKS*................................  $    47,287,761  $  47,287,761  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $805,617 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

COUNTRY ALLOCATION**                                     % OF NET ASSETS
------------------------------------------------------------------------
Japan                                                         99.0%
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.0
NET OTHER ASSETS AND LIABILITIES                               1.0
                                                            -------
TOTAL                                                        100.0%
                                                            =======


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AEROSPACE & DEFENSE - 2.1%
      3,400  Korea Aerospace Industries Ltd. ..................  $     84,789
                                                                 ------------

             AIR FREIGHT & LOGISTICS - 0.7%
        135  Hyundai Glovis Co., Ltd. .........................        26,443
                                                                 ------------

             AUTO COMPONENTS - 5.8%
      3,580  Halla Visteon Climate Control Corp. ..............       135,748
        190  Hyundai Mobis ....................................        50,564
        306  Hyundai Wia Corp. ................................        48,263
                                                                 ------------
                                                                      234,575
                                                                 ------------

             AUTOMOBILES - 4.6%
        460  Hyundai Motor Co. ................................       107,437
      1,255  Kia Motors Corp. .................................        76,257
                                                                 ------------
                                                                      183,694
                                                                 ------------

             BUILDING PRODUCTS - 4.1%
        396  KCC Corp. ........................................       166,555
                                                                 ------------

             CHEMICALS - 2.4%
        363  Lotte Chemical Corp. .............................        67,049
        102  LG Chem Ltd. .....................................        29,185
                                                                 ------------
                                                                       96,234
                                                                 ------------

             COMMERCIAL BANKS - 6.0%
      2,338  Hana Financial Group, Inc. .......................        80,169
      7,120  Industrial Bank of Korea .........................        78,840
        760  KB Financial Group, Inc. .........................        26,590
      4,920  Woori Finance Holdings Co., Ltd. .................        57,227
                                                                 ------------
                                                                      242,826
                                                                 ------------

             CONSTRUCTION & ENGINEERING - 4.0%
      1,197  Daelim Industrial Co., Ltd. ......................       108,041
      1,230  Doosan Heavy Industries & Construction Co., Ltd. .        52,820
                                                                 ------------
                                                                      160,861
                                                                 ------------

             CONSUMER FINANCE - 2.5%
      2,670  Samsung Card Co., Ltd. ...........................        99,379
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196  Neo Holdings Co., Ltd. (a) (b)....................             0
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.9%
      7,302  KT Corp., ADR ....................................       122,454
     10,866  LG Uplus Corp. (b)................................       116,782
                                                                 ------------
                                                                      239,236
                                                                 ------------

             ELECTRIC UTILITIES - 1.4%
      1,956  Korea Electric Power Corp. (b)....................        54,694
                                                                 ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.3%
      1,890  LG Display Co., Ltd. (b)..........................        45,638

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (CONTINUED)
        951  Samsung SDI Co., Ltd. ............................  $    165,922
                                                                 ------------
                                                                      211,560
                                                                 ------------

             FOOD & STAPLES RETAILING - 0.7%
        129  E-Mart Co., Ltd. .................................        29,049
                                                                 ------------

             GAS UTILITIES - 2.6%
      1,968  Korea Gas Corp. ..................................       104,381
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 0.5%
        820  Kangwon Land, Inc. ...............................        21,746
                                                                 ------------

             HOUSEHOLD DURABLES - 3.7%
      1,863  Coway Co., Ltd. ..................................       103,146
        712  LG Electronics, Inc. .............................        47,172
                                                                 ------------
                                                                      150,318
                                                                 ------------

             INDUSTRIAL CONGLOMERATES - 5.8%
        915  CJ Corp. .........................................        98,765
        409  LG Corp. .........................................        25,194
        613  SK Holdings Co., Ltd. ............................       110,659
                                                                 ------------
                                                                      234,618
                                                                 ------------

             INSURANCE - 6.5%
      1,620  Dongbu Insurance Co., Ltd. .......................        69,643
      2,560  Hyundai Marine & Fire Insurance Co., Ltd. ........        69,677
        334  Samsung Fire & Marine Insurance Co., Ltd. ........        76,610
        481  Samsung Life Insurance Co., Ltd. .................        46,772
                                                                 ------------
                                                                      262,702
                                                                 ------------

             INTERNET SOFTWARE & SERVICES - 3.4%
        268  NAVERCorp. .......................................       138,903
                                                                 ------------

             IT SERVICES - 0.7%
        261  SK C&C Co., Ltd. .................................        27,929
                                                                 ------------

             MACHINERY - 3.3%
        424  Hyundai Heavy Industries Co., Ltd. ...............       104,158
        720  Samsung Heavy Industries Co., Ltd. ...............        28,809
                                                                 ------------
                                                                      132,967
                                                                 ------------

             MEDIA - 3.0%
      5,280  Cheil Worldwide, Inc. (b).........................       121,845
                                                                 ------------

             METALS & MINING - 11.6%
        760  Hyundai Hysco Co., Ltd. ..........................        32,566
      2,023  Hyundai Steel Co. ................................       155,677
        187  Korea Zinc Co., Ltd. .............................        56,552
        348  POSCO ............................................       103,460
         87  Young Poong Corp. ................................       121,108
                                                                 ------------
                                                                      469,363
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES/
  UNITS                         DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MULTILINE RETAIL - 3.2%
        172  Hyundai Department Store Co., Ltd. ...............  $     25,768
        292  Lotte Shopping Co., Ltd. .........................       103,386
                                                                 ------------
                                                                      129,154
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 2.0%
      1,516  GS Holdings ......................................        79,561
                                                                 ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
      2,500  SK Hynix, Inc. (b)................................        70,370
         97  Samsung Electronics Co., Ltd. ....................       123,385
                                                                 ------------
                                                                      193,755
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 3.1%
      5,554  SK Telecom Co., Ltd., ADR ........................       126,076
                                                                 ------------
             TOTAL COMMON STOCKS ..............................     4,023,213
             (Cost $3,672,932)                                   ------------

RIGHTS - 0.1%

             GAS UTILITIES - 0.1%
        220  Korea Gas Corp., expiring 10/14/13 (a) (b)........         1,996
                                                                 ------------
             TOTAL RIGHTS .....................................         1,996
             (Cost $0)                                           ------------

             TOTAL INVESTMENTS - 99.8% ........................     4,025,209
             (Cost $3,672,932) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ..........         8,802
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $  4,034,011
                                                                 ============

-------------------------------------------------

        (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. (b) Non-income producing security.

        (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $388,839 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,562.

           ADR American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
       Common Stocks*.........................  $     4,023,213  $   4,023,213  $            --** $           --
       Rights.................................            1,996             --            1,996               --
                                                ----------------------------------------------------------------
TOTAL INVESTMENTS.............................  $     4,025,209  $   4,023,213  $         1,996   $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $1,515,793 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

COUNTRY ALLOCATION***                                    % OF NET ASSETS
------------------------------------------------------------------------
South Korea                                                   99.8%
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.8%
NET OTHER ASSETS AND LIABILITIES                               0.2
                                                            -------
TOTAL                                                        100.0%
                                                            =======

*   See Portfolio of Investments for industry breakout.
**  Investment is valued at zero.
*** See Portfolio of Investments for country breakout.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 100.0%

             AUSTRALIA - 2.8%
     69,045  BlueScope Steel Ltd. (b)..........................  $    301,448
      5,400  Caltex Australia Ltd. ............................        93,146
      6,864  Flight Centre Ltd. ...............................       309,285
     12,332  Iluka Resources Ltd. .............................       131,842
     74,626  Incitec Pivot Ltd. ...............................       187,274
     20,193  Insurance Australia Group Ltd. ...................       110,579
     11,304  Lend Lease Group .................................       107,142
      3,570  Ramsay Health Care Ltd. ..........................       120,596
     12,484  REA Group Ltd. ...................................       440,115
     22,832  Seek Ltd. ........................................       253,044
     23,294  Seven Group Holdings Ltd. ........................       177,325
     46,683  Super Retail Group Ltd. ..........................       565,286
     35,698  TABCORP Holdings Ltd. ............................       109,233
     36,605  TPG Telecom Ltd. .................................       148,206
     38,181  Westfield Retail Trust ...........................       105,789
      3,219  Woodside Petroleum Ltd. ..........................       115,045
                                                                 ------------
                                                                    3,275,355
                                                                 ------------

             AUSTRIA - 0.9%
     24,853  EVN AG ...........................................       379,597
     11,288  OMV AG ...........................................       557,390
      3,908  Voestalpine AG ...................................       186,867
                                                                 ------------
                                                                    1,123,854
                                                                 ------------

             BELGIUM - 1.4%
     17,740  Ageas ............................................       718,547
      9,654  Belgacom S.A. ....................................       256,637
      5,252  D'ieteren S.A. N.V. ..............................       243,779
      6,599  Delhaize Group S.A. ..............................       415,930
                                                                 ------------
                                                                    1,634,893
                                                                 ------------

             BERMUDA - 1.2%
    146,507  Great Eagle Holdings Ltd. ........................       524,190
     39,065  Guoco Group Ltd. .................................       475,979
    108,514  Kerry Properties Ltd. ............................       461,708
                                                                 ------------
                                                                    1,461,877
                                                                 ------------

             CANADA - 8.0%
      8,873  Alimentation Couche Tard, Inc. ...................       553,200
      9,771  Boardwalk Real Estate Investment Trust ...........       546,485
      4,322  Brookfield Canada Office Properties ..............       110,353
     21,008  Brookfield Office Properties, Inc. ...............       402,600
     20,855  Calloway Real Estate Investment Trust ............       493,004
     24,213  Canadian Apartment Properties ....................       481,181
        921  Canadian Pacific Railway Ltd. ....................       113,635
     22,978  Canfor Corp. (b)..................................       518,876
     15,874  Cominar Real Estate Investment Trust .............       296,660
      3,693  Empire Co., Ltd. .................................       266,636
     21,154  Ensign Energy Services, Inc. .....................       362,270
     25,285  First Quantum Minerals Ltd. ......................       470,818

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
     24,446  Genworth MI Canada, Inc. (c)......................  $    687,540
      4,188  Husky Energy, Inc. ...............................       120,430
     83,308  IAMGOLD Corp. ....................................       397,918
      7,715  Jean Coutu Group PJC (The), Inc. .................       136,242
     25,286  Lions Gate Entertainment Corp. (b)................       886,274
      6,136  Magna International, Inc. ........................       506,047
      5,043  Onex Corp. .......................................       264,867
     17,089  Pacific Rubiales Energy Corp. ....................       337,450
     22,368  Penn West Petroleum Ltd. (c)......................       248,208
     21,965  RioCan Real Estate Investment Trust (c)...........       518,178
      4,007  Suncor Energy, Inc. ..............................       143,272
      1,601  Valeant Pharmaceuticals International, Inc. (b)...       166,931
      5,428  West Fraser Timber Co., Ltd. .....................       488,444
                                                                 ------------
                                                                    9,517,519
                                                                 ------------

             CAYMAN ISLANDS - 0.9%
     43,234  ENN Energy Holdings Ltd. .........................       241,369
      5,150  Melco Crown Entertainment Ltd., ADR (b)...........       163,924
    843,445  New World China Land Ltd. ........................       424,120
     11,852  Phoenix Group Holdings ...........................       142,945
    124,822  SA SA International Holdings Ltd. ................       140,821
                                                                 ------------
                                                                    1,113,179
                                                                 ------------

             DENMARK - 0.7%
         61  AP Moller - Maersk A/S ...........................       559,313
     31,232  TDC A/S ..........................................       264,275
                                                                 ------------
                                                                      823,588
                                                                 ------------

             FINLAND - 0.7%
      6,466  Elisa OYJ ........................................       154,131
     74,372  Stora Enso OYJ ...................................       630,348
                                                                 ------------
                                                                      784,479
                                                                 ------------

             FRANCE - 5.0%
     25,433  Air France-KLM (b)................................       253,201
      1,248  Bollore S.A. .....................................       652,212
      8,848  Bouygues S.A. ....................................       322,891
      1,142  Casino Guichard Perrachon S.A. ...................       117,679
      5,744  Cie Generale des Etablissements Michelin .........       636,970
      6,233  GDF Suez .........................................       156,588
      1,134  Iliad S.A. .......................................       264,638
      3,355  Ipsen S.A. .......................................       129,016
     23,730  Orange S.A. ......................................       297,564
     38,898  Plastic Omnium S.A. ..............................       983,527
      7,667  Renault S.A. .....................................       611,239
      2,700  Sartorius Stedim Biotech .........................       409,102
     11,269  Teleperformance ..................................       545,171
     10,025  Total S.A. (c)....................................       581,756
                                                                 ------------
                                                                    5,961,554
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY - 3.5%
      1,157  Adidas AG ........................................  $    125,502
      5,665  Aurubis AG .......................................       343,304
        769  Brenntag AG ......................................       128,014
      6,617  Daimler AG .......................................       515,803
     18,435  Deutsche Lufthansa AG (b).........................       359,507
     13,747  E.ON SE ..........................................       244,559
      4,939  Freenet AG .......................................       119,503
      4,738  Generali Deutschland Holding AG ..................       722,385
      1,670  HeidelbergCement AG ..............................       128,800
      1,845  Hochtief AG ......................................       161,067
     78,373  Telefonica Deutschland Holding AG ................       618,667
      3,020  Volkswagen AG (Preference Shares) ................       711,917
                                                                 ------------
                                                                    4,179,028
                                                                 ------------

             GREECE - 1.2%
     59,502  Hellenic Telecommunications Organization S.A. (b).       619,829
     75,987  OPAP S.A. ........................................       848,092
                                                                 ------------
                                                                    1,467,921
                                                                 ------------

             HONG KONG - 5.3%
  1,157,893  Champion Real Estate Investment Trust ............       531,479
     24,518  Cheung Kong Holdings Ltd. ........................       372,390
     77,519  Henderson Land Development Co., Ltd. .............       478,753
     70,271  Hongkong & Shanghai Hotels .......................       106,187
    148,388  Hopewell Holdings Ltd. ...........................       493,613
    118,892  Hysan Development Co., Ltd. ......................       530,391
     88,125  Link REIT ........................................       432,336
    213,154  New World Development Co., Ltd. ..................       319,900
    353,737  Sino Land Co., Ltd. ..............................       519,940
     44,885  Sun Hung Kai Properties Ltd. .....................       608,814
     28,183  Swire Pacific Ltd. ...............................       337,575
    135,409  Swire Properties Ltd. ............................       382,349
     67,681  Wharf Holdings Ltd. ..............................       585,977
    113,100  Wheelock & Co., Ltd. .............................       600,797
                                                                 ------------
                                                                    6,300,501
                                                                 ------------

             IRELAND - 1.3%
     13,642  DCC PLC ..........................................       558,089
     15,728  Ryanair Holdings PLC .............................       134,283
     36,285  Smurfit Kappa Group PLC ..........................       819,772
                                                                 ------------
                                                                    1,512,144
                                                                 ------------

             ISRAEL - 0.6%
      2,134  Delek Group Ltd. .................................       696,386
                                                                 ------------

             ITALY - 1.8%
     36,769  Enel S.p.A .......................................       140,872
     21,362  ENI S.p.A (c).....................................       489,848
      4,296  Exor S.p.A .......................................       161,162
     45,116  Fiat S.p.A (b)....................................       359,497

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             ITALY (CONTINUED)
    143,033  Gemina S.p.A (b)..................................  $    323,536
    136,367  Hera S.p.A. ......................................       274,881
      2,394  Luxottica Group S.p.A ............................       127,347
     43,684  Mediolanum S.p.A .................................       317,356
                                                                 ------------
                                                                    2,194,499
                                                                 ------------

             JAPAN - 35.4%
         90  Advance Residence Investment Corp. ...............       210,041
     27,900  Aeon Co., Ltd. ...................................       383,467
     21,200  AEON Financial Service Co., Ltd. .................       665,364
     13,200  Aisin Seiki Co., Ltd. ............................       562,002
     36,000  Asahi Glass Co., Ltd. ............................       223,043
     10,700  Bridgestone Corp. ................................       389,160
      3,500  Central Japan Railway Co. ........................       447,937
     18,600  Century Tokyo Leasing Corp. ......................       582,817
      4,600  Cosmos Pharmaceutical Corp. ......................       604,161
     32,000  Daicel Corp. .....................................       288,112
     15,000  Daihatsu Motor Co., Ltd. .........................       289,944
      6,100  Daikin Industries Ltd. ...........................       323,323
     21,000  Daiwa House Industry Co., Ltd. ...................       394,812
     66,000  Daiwa Securities Group, Inc. .....................       590,874
     14,200  Denso Corp. ......................................       661,641
      5,400  Don Quijote Co., Ltd. ............................       337,861
      4,400  East Japan Railway Co. ...........................       377,802
      1,000  Fast Retailing Co., Ltd. .........................       374,892
     39,000  Fuji Heavy Industries Ltd. .......................     1,075,233
     34,600  Fuji Media Holdings, Inc. ........................       759,620
     18,300  FUJIFILM Holdings Corp. ..........................       438,254
     78,200  Hakuhodo DY Holdings, Inc. .......................       580,762
      6,700  Hikari Tsushin, Inc. .............................       420,561
     55,000  Hino Motors Ltd. .................................       807,976
     15,400  Ibiden Co., Ltd. .................................       251,144
    198,000  IHI Corp. ........................................       831,924
     44,000  Inpex Corp. ......................................       518,358
     33,400  Isetan Mitsukoshi Holdings Ltd. ..................       494,060
     39,300  ITOCHU Corp. .....................................       480,580
     79,000  J Front Retailing Co., Ltd. ......................       638,140
     13,000  Japan Airlines Co., Ltd. .........................       785,594
     31,500  Japan Exchange Group, Inc. .......................       696,368
     42,900  JX Holdings, Inc. ................................       222,149
     28,600  Kakaku.com, Inc. .................................       666,009
      8,700  KDDI Corp. .......................................       446,086
     30,000  Kikkoman Corp. ...................................       547,841
     32,000  Kirin Holdings Co., Ltd. .........................       465,212
     30,000  Koito Manufacturing Co., Ltd. ....................       568,900
     49,500  Konica Minolta, Inc. .............................       414,955
     35,000  Kubota Corp. .....................................       504,553
     47,000  Marubeni Corp. ...................................       369,134
    125,000  Mazda Motor Corp. (b).............................       555,725

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     17,300  Medipal Holdings Corp. ...........................  $    213,137
     12,900  Mitsubishi Corp. .................................       260,638
     28,000  Mitsubishi Logistics Corp. .......................       421,873
     34,300  Mitsui & Co., Ltd. ...............................       497,602
     11,000  Mitsui Fudosan Co., Ltd. .........................       368,737
    168,700  Mizuho Financial Group, Inc. .....................       365,564
      3,300  Murata Manufacturing Co., Ltd. ...................       251,457
     77,000  Nagoya Railroad Co., Ltd. ........................       225,607
     20,400  Namco Bandai Holdings, Inc. ......................       380,833
    226,000  NEC Corp. ........................................       521,919
     77,000  Nippon Express Co., Ltd. .........................       385,411
     32,000  Nippon Meat Packers, Inc. ........................       457,399
     11,000  Nippon Telegraph & Telephone Corp. ...............       568,493
      4,100  Nitto Denko Corp. ................................       266,534
     25,000  NOK Corp. ........................................       388,626
     58,400  Nomura Holdings, Inc. ............................       454,509
     40,400  NTT DoCoMo, Inc. .................................       654,324
     29,800  NTT Urban Development Corp. ......................       390,179
      1,900  Oriental Land Co., Ltd. ..........................       313,526
     84,000  Osaka Gas Co., Ltd. ..............................       357,210
      5,400  Otsuka Corp. .....................................       687,807
     18,400  Park24 Co., Ltd. .................................       326,649
     54,000  Sekisui Chemical Co., Ltd. .......................       548,268
     37,000  Sekisui House Ltd. ...............................       496,119
     34,000  Showa Shell Sekiyu K.K. ..........................       379,796
     13,900  Stanley Electric Co., Ltd. .......................       294,842
     28,700  Sumitomo Corp. ...................................       385,995
     15,000  Sumitomo Metal Mining Co., Ltd. ..................       211,506
      8,900  Sumitomo Mitsui Financial Group ..................       429,630
    128,000  Sumitomo Mitsui Trust Holdings, Inc. .............       631,568
     28,800  Sumitomo Rubber Industries Ltd. ..................       442,716
     10,800  Sundrug Co., Ltd. ................................       538,379
     10,000  Suzuken Co., Ltd. ................................       328,603
     49,000  Takashimaya Co., Ltd. ............................       458,121
     97,400  Tokyo Electric Power (The) Co., Inc. (b)..........       605,437
     45,000  Tokyo Gas Co., Ltd. ..............................       246,299
     49,000  Tokyu Corp. ......................................       348,950
     62,000  Tokyu Land Corp. (d)..............................       644,000
     60,000  TonenGeneral Sekiyu K.K. .........................       553,640
     48,000  Toshiba Corp. ....................................       214,863
     29,000  TOTO Ltd. ........................................       405,372
     26,800  Toyo Seikan Group Holdings Ltd. ..................       524,576
      7,000  Toyo Suisan Kaisha Ltd. ..........................       204,954
     25,100  Toyoda Gosei Co., Ltd. ...........................       616,935
     42,700  Toyota Boshoku Corp. .............................       570,376
      6,500  Toyota Industries Corp. ..........................       279,719
      9,400  Toyota Motor Corp. ...............................       599,603
     18,900  Toyota Tsusho Corp. ..............................       493,002
      4,900  Tsuruha Holdings, Inc. ...........................       431,700

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     18,000  Yokohama Rubber (The) Co., Ltd. ..................  $    177,262
                                                                 ------------
                                                                   42,066,656
                                                                 ------------

             LUXEMBOURG - 0.8%
      2,287  Eurofins Scientific ..............................       576,406
     20,546  Subsea 7 S.A. ....................................       427,099
                                                                 ------------
                                                                    1,003,505
                                                                 ------------

             NETHERLANDS - 0.9%
     19,956  Aegon N.V. .......................................       147,676
      9,432  European Aeronautic Defence and Space Co. N.V. ...       600,936
      2,168  Fugro N.V. .......................................       132,248
      4,055  Koninklijke Philips N.V. .........................       130,727
                                                                 ------------
                                                                    1,011,587
                                                                 ------------

             NORWAY - 1.2%
      5,609  Fred Olsen Energy ASA ............................       249,051
      7,790  Petroleum Geo-Services ASA .......................        96,254
     24,828  Statoil ASA ......................................       563,592
      3,187  TGS Nopec Geophysical Co. ASA ....................        93,809
     10,600  Yara International ASA ...........................       437,697
                                                                 ------------
                                                                    1,440,403
                                                                 ------------

             PORTUGAL - 0.1%
     38,974  EDP - Energias de Portugal S.A. ..................       142,360
                                                                 ------------

             SINGAPORE - 1.5%
    151,630  Keppel Land Ltd. .................................       427,859
    109,000  Keppel REIT Asia .................................       106,867
     48,000  Singapore Land Ltd. ..............................       332,486
    171,498  Suntec Real Estate Investment Trust ..............       223,506
     49,000  United Industrial Corp., Ltd. ....................       119,126
    106,294  UOL Group Ltd. ...................................       521,070
                                                                 ------------
                                                                    1,730,914
                                                                 ------------

             SOUTH KOREA - 8.4%
      4,612  CJ Corp. .........................................       497,817
      4,405  Daelim Industrial Co., Ltd. ......................       397,595
      3,134  Doosan Corp. .....................................       440,351
     17,090  Doosan Infracore Co., Ltd. (b)....................       249,669
      2,067  GS Holdings ......................................       108,478
      3,410  Hana Financial Group, Inc. .......................       116,927
     11,930  Hanwha Corp. .....................................       420,729
        625  Hyundai Heavy Industries Co., Ltd. ...............       153,535
      3,910  Hyundai Hysco Co., Ltd. ..........................       167,544
        860  Hyundai Mobis ....................................       228,869
      2,992  Hyundai Motor Co. ................................       698,808
      6,588  Hyundai Steel Co. ................................       506,970
      2,255  KCC Corp. ........................................       948,436
     11,920  Kia Motors Corp. .................................       724,290

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
      3,833  Korea Gas Corp. ..................................  $    203,300
        376  Korea Zinc Co., Ltd. .............................       113,709
     15,240  KT Corp. .........................................       509,808
      1,009  LG Chem Ltd. .....................................       288,708
      4,141  LG Corp. .........................................       255,086
        680  Lotte Shopping Co., Ltd. .........................       240,761
      1,636  POSCO ............................................       486,381
        354  Samsung Electronics Co., Ltd. ....................       450,292
      4,760  Samsung SDI Co., Ltd. ............................       830,484
      1,587  SK Holdings Co., Ltd. ............................       286,485
      2,964  SK Telecom Co., Ltd. .............................       602,632
                                                                 ------------
                                                                    9,927,664
                                                                 ------------

             SPAIN - 3.5%
      6,609  Acciona S.A. (c)..................................       376,013
     24,832  EDP Renovaveis S.A. ..............................       129,034
     22,715  Endesa S.A. (b)...................................       591,706
     13,557  Gas Natural SDG S.A. .............................       282,995
    106,772  Iberdrola S.A. ...................................       620,398
    156,333  International Consolidated Airlines Group S.A. (b)       856,195
     18,256  Obrascon Huarte Lain S.A. ........................       692,398
     23,626  Repsol S.A. ......................................       585,712
                                                                 ------------
                                                                    4,134,451
                                                                 ------------

             SWEDEN - 2.9%
     29,804  Boliden AB .......................................       446,594
     16,133  Holmen AB ........................................       518,881
     19,111  Hufvudstaden AB ..................................       243,248
     32,952  Industrivarden AB ................................       606,567
     20,765  Investor AB ......................................       630,055
      6,026  Lundbergforetagen AB .............................       250,821
      4,795  NCC AB ...........................................       142,730
     16,630  Saab AB ..........................................       332,512
     33,596  TeliaSonera AB ...................................       257,405
                                                                 ------------
                                                                    3,428,813
                                                                 ------------

             SWITZERLAND - 0.9%
      2,679  DKSH Holding AG ..................................       228,693
      5,543  Lonza Group AG ...................................       453,565
        809  Swiss Life Holding AG ............................       153,150
      2,949  Swiss Re AG ......................................       243,916
                                                                 ------------
                                                                    1,079,324
                                                                 ------------

             UNITED KINGDOM - 9.1%
     55,830  Afren PLC (b).....................................       125,000
     53,993  Ashtead Group PLC ................................       538,004
     12,493  Associated British Foods PLC .....................       379,419
    115,531  Barratt Developments PLC (b)......................       577,184
     12,208  Bellway PLC ......................................       259,890
      7,763  Berkeley Group Holdings PLC ......................       260,399

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
     17,214  BP PLC ...........................................  $    120,695
     87,221  Capital & Counties Properties PLC ................       473,027
      7,357  Derwent London PLC ...............................       282,154
     36,652  easyJet PLC ......................................       758,313
     32,624  Essentra PLC .....................................       395,320
     15,964  Great Portland Estates PLC .......................       139,300
      9,121  Hargreaves Lansdown PLC ..........................       144,633
     22,969  Hikma Pharmaceuticals PLC ........................       386,719
     99,498  Howden Joinery Group PLC .........................       469,540
     15,755  Inchcape PLC .....................................       155,713
     20,916  J Sainsbury PLC ..................................       132,566
     27,508  Kingfisher PLC ...................................       171,852
    229,205  Legal & General Group PLC ........................       728,020
    162,595  Lloyds Banking Group PLC (b)......................       193,681
     22,223  Persimmon PLC ....................................       390,708
     20,367  Premier Oil PLC ..................................       107,324
     37,168  Prudential PLC ...................................       692,571
      1,320  Rank Group PLC ...................................         3,291
      7,006  Rolls-Royce Holdings PLC .........................       126,123
     14,493  Royal Dutch Shell PLC ............................       500,812
     77,921  St. James's Place PLC ............................       775,800
     86,693  Standard Life PLC ................................       484,760
    348,372  Taylor Wimpey PLC ................................       566,235
     24,314  TUI Travel PLC ...................................       144,734
     85,989  WM Morrison Supermarkets PLC .....................       389,781
                                                                 ------------
                                                                   10,873,568
                                                                 ------------
             TOTAL COMMON STOCKS ..............................   118,886,022
             (Cost $105,969,490)                                 ------------

RIGHTS - 0.0%

             SOUTH KOREA - 0.0%
        611  Korea Gas Corp., expiring 10/14/13 (b) (d)........         5,543
                                                                 ------------
             TOTAL RIGHTS .....................................         5,543
             (Cost $0)                                           ------------

COLLATERAL FOR SECURITIES ON LOAN - 1.7%

             MONEY MARKET FUNDS - 0.4%
    440,343  Goldman Sachs Financial Square Treasury
                Instruments Fund -
             Institutional Class - 0.001% (e)..................       440,343
             (Cost $440,343)                                     ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

 PRINCIPAL
   VALUE                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COLLATERAL FOR SECURITIES ON LOAN (CONTINUED)
             REPURCHASE AGREEMENTS - 1.3%
$ 1,604,846  JPMorgan Chase & Co., 0.005% (e), dated 9/30/13, due 10/01/13, with a maturity value of
                $1,604,846. Collateralized by U.S. Treasury
                Bills, interest rate of 0.625%, due 11/30/17.
                The value of the collateral including accrued
                interest is $1,639,329.........................  $  1,604,846
             (Cost $1,604,846)                                   ------------

             TOTAL COLLATERAL FOR SECURITIES ON LOAN...........     2,045,189
             (Cost $2,045,189)                                   ------------

             TOTAL INVESTMENTS - 101.7% .......................   120,936,754
             (Cost $108,014,679) (f)

             NET OTHER ASSETS AND LIABILITIES - (1.7)% ........    (1,991,497)
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $118,945,257
                                                                 ============

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $1,946,477 and the total value of the collateral held by the Fund is $2,045,189.

      (d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (e)   Interest rate shown reflects yield as of September 30, 2013.

      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,487,215 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,565,140.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Australia.................................  $.....3,275,355  $   3,275,355  $            --  $           --
    Austria...................................        1,123,854      1,123,854               --              --
    Belgium...................................        1,634,893      1,634,893               --              --
    Bermuda...................................        1,461,877      1,461,877               --              --
    Canada....................................        9,517,519      9,517,519               --              --
    Cayman Islands............................        1,113,179      1,113,179               --              --
    Denmark...................................          823,588        823,588               --              --
    Finland...................................          784,479        784,479               --              --
    France....................................        5,961,554      5,961,554               --              --
    Germany...................................        4,179,028      4,179,028               --              --
    Greece....................................        1,467,921      1,467,921               --              --
    Hong Kong.................................        6,300,501      6,300,501               --              --
    Ireland...................................        1,512,144      1,512,144               --              --
    Israel....................................          696,386        696,386               --              --
    Italy.....................................        2,194,499      2,194,499               --              --
    Japan.....................................       42,066,656     41,422,656          644,000              --
    Luxembourg................................        1,003,505      1,003,505               --              --
    Netherlands...............................        1,011,587      1,011,587               --              --
    Norway....................................        1,440,403      1,440,403               --              --
    Portugal..................................          142,360        142,360               --              --
    Singapore.................................        1,730,914      1,730,914               --              --
    South Korea...............................        9,927,664      9,927,664               --              --
    Spain.....................................        4,134,451      4,134,451               --              --
    Sweden....................................        3,428,813      3,428,813               --              --
    Switzerland...............................        1,079,324      1,079,324               --              --
    United Kingdom............................       10,873,568     10,873,568               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      118,886,022    118,242,022          644,000              --
                                                ---------------  -------------  ---------------  --------------
Rights........................................            5,543             --            5,543              --
Money Market Funds ...........................          440,343        440,343               --              --
Repurchase Agreements.........................        1,604,846             --        1,604,846              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $   120,936,754  $ 118,682,365  $     2,254,389  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $35,681,572 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2012
    Common Stocks                                           $    5
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           (5)
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2013
    Common Stocks                                               --
                                                            ------
Total Level 3 holdings                                      $   --
                                                            ======


        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                           8.9%
        Auto Components                                                6.1
        Oil, Gas & Consumable Fuels                                    6.0
        Automobiles                                                    5.2
        Insurance                                                      4.4
        Real Estate Investment Trusts                                  3.8
        Food & Staples Retailing                                       3.3
        Diversified Telecommunication Services                         3.3
        Metals & Mining                                                3.2
        Trading Companies & Distributors                               2.8
        Diversified Financial Services                                 2.7
        Airlines                                                       2.7
        Household Durables                                             2.6
        Industrial Conglomerates                                       2.4
        Electric Utilities                                             2.4
        Media                                                          2.2
        Machinery                                                      2.1
        Chemicals                                                      1.9
        Multiline Retail                                               1.8
        Paper & Forest Products                                        1.8
        Specialty Retail                                               1.8
        Hotels, Restaurants & Leisure                                  1.7
        Building Products                                              1.6
        Road & Rail                                                    1.6
        Wireless Telecommunication Services                            1.5
        Electronic Equipment, Instruments & Components                 1.5
        Commercial Banks                                               1.5
        Construction & Engineering                                     1.4
        Capital Markets                                                1.4
        Repurchase Agreements                                          1.3
        Food Products                                                  1.3
        Energy Equipment & Services                                    1.1
        Containers & Packaging                                         1.1
        Gas Utilities                                                  1.1
        Aerospace & Defense                                            0.9


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Life Sciences Tools & Services                                 0.9
        Professional Services                                          0.9
        Transportation Infrastructure                                  0.6
        IT Services                                                    0.6
        Thrifts & Mortgage Finance                                     0.6
        Pharmaceuticals                                                0.6
        Multi-Utilities                                                0.6
        Internet Software & Services                                   0.6
        Consumer Finance                                               0.6
        Health Care Providers & Services                               0.6
        Air Freight & Logistics                                        0.6
        Marine                                                         0.5
        Computers & Peripherals                                        0.4
        Beverages                                                      0.4
        Semiconductors & Semiconductor Equipment                       0.4
        Money Market Funds                                             0.4
        Office Electronics                                             0.4
        Health Care Equipment & Supplies                               0.3
        Distributors                                                   0.3
        Leisure Equipment & Products                                   0.3
        Commercial Services & Supplies                                 0.3
        Textiles, Apparel & Luxury Goods                               0.2
        Independent Power Producers & Energy Traders                   0.1
        Construction Materials                                         0.1
        ------------------------------------------------------------------
        TOTAL INVESTMENTS                                            101.7
        NET OTHER ASSETS AND LIABILITIES                              (1.7)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                                                                   % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                         INVESTMENTS
        ------------------------------------------------------------------------
        Japanese Yen                                                  34.8%
        Euro                                                          19.3
        British Pound Sterling                                        10.3
        South Korean Won                                               8.2
        Canadian Dollar                                                7.1
        Hong Kong Dollar                                               7.1
        Swedish Krona                                                  2.8
        Australian Dollar                                              2.7
        US Dollar                                                      2.6
        Norwegian Krone                                                1.5
        Singapore Dollar                                               1.4
        Swiss Franc                                                    0.9
        Danish Krone                                                   0.7
        Israeli Shekel                                                 0.6
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.5%

             BERMUDA - 2.5%
  1,372,690  China Gas Holdings Ltd. ..........................  $  1,495,536
    491,994  China Resources Gas Group Ltd. ...................     1,263,621
    572,272  Haier Electronics Group Co., Ltd. ................     1,114,159
     76,722  VimpelCom Ltd., ADR ..............................       901,484
                                                                 ------------
                                                                    4,774,800
                                                                 ------------

             BRAZIL - 8.8%
    146,209  BR Malls Participacoes S.A. ......................     1,325,994
    205,284  BR Properties S.A. ...............................     1,824,706
     18,637  Cia de Saneamento de Minas Gerais-Copasa MG.......       294,317
    137,264  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) (b)........................     2,146,008
     43,939  Cia Energetica de Minas Gerais (Preference
                Shares) .......................................       381,440
     29,735  Cia Paranaense de Energia (Preference Shares) ....       421,949
     20,283  Cosan S.A. Industria e Comercio ..................       390,962
    153,277  Embraer S.A. .....................................     1,232,413
    171,180  Grendene S.A. ....................................     1,524,655
    177,199  Kroton Educacional S.A. ..........................     2,519,307
    100,236  Petroleo Brasileiro S.A. (Preference Shares) .....       830,363
    130,127  Porto Seguro S.A. ................................     1,643,981
    162,703  Sul America S.A. .................................     1,172,390
     34,092  Telefonica Brasil S.A. (Preference Shares) .......       756,352
    103,101  Tim Participacoes S.A. ...........................       478,220
                                                                 ------------
                                                                   16,943,057
                                                                 ------------

             CAYMAN ISLANDS - 10.6%
    189,626  AAC Technologies Holdings, Inc. ..................       861,836
    382,033  Agile Property Holdings Ltd. .....................       421,641
    349,837  Biostime International Holdings Ltd. (c)..........     2,645,462
    180,967  Chailease Holding Co., Ltd. ......................       424,768
  4,621,534  China Hongqiao Group Ltd. (c).....................     2,699,306
  1,797,095  China Medical System Holdings Ltd. (c)............     1,536,216
    665,788  China State Construction International Holdings
                Ltd. ..........................................     1,064,450
  4,524,708  Evergrande Real Estate Group Ltd. (b) (c).........     1,884,347
    242,728  Greentown China Holdings Ltd. ....................       456,294
    384,208  Kingboard Chemical Holdings Ltd. .................       980,843
  1,164,342  Lee & Man Paper Manufacturing Ltd. ...............       686,064
  4,599,992  Shui On Land Ltd. ................................     1,488,671
  3,264,846  Sino Biopharmaceutical ...........................     2,218,406
  2,731,443  SOHO China Ltd. ..................................     2,349,015
     91,842  TPK Holding Co., Ltd. ............................       834,024
                                                                 ------------
                                                                   20,551,343
                                                                 ------------

             CHINA - 12.7%
  1,118,522  BBMG Corp., Class H ..............................       749,921
  2,943,636  China BlueChemical Ltd., Class H .................     1,738,271
  1,535,061  China Coal Energy Co., Ltd., Class H .............       922,315
  1,432,047  China Minsheng Banking Corp. Ltd., Class H .......     1,711,610
    504,245  China Petroleum & Chemical Corp., Class H ........       394,637
    251,005  China Shenhua Energy Co., Ltd., Class H ..........       765,387


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CHINA (CONTINUED)
    799,949  China Southern Airlines Co., Ltd., Class H .......  $    298,077
  1,810,120  China Telecom Corp., Ltd., Class H ...............       900,871
    974,679  Dongfeng Motor Group Co., Ltd., Class H ..........     1,485,412
    538,688  Great Wall Motor Co., Ltd., Class H ..............     2,913,648
    681,270  Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
                Ltd. (b).......................................     2,982,132
    543,920  Guangzhou R&F Properties Co., Ltd., Class H ......       851,376
  4,809,485  Huadian Power International Co., Class H .........     1,922,330
    854,164  Huaneng Power International, Inc., Class H .......       855,717
    413,310  Jiangxi Copper Co., Ltd., Class H ................       812,136
    347,117  PetroChina Co., Ltd., Class H ....................       382,210
    504,139  Shandong Weigao Group Medical Polymer Co., Ltd.,
                Class H .......................................       494,655
  1,036,306  Shanghai Pharmaceuticals Holding Co., Ltd.,
                Class H .......................................     2,001,555
  1,037,693  Sinopec Shanghai Petrochemical Co., Ltd.,
                Class H (b)....................................       385,327
  1,353,785  Yanzhou Coal Mining Co., Ltd., Class H (c)........     1,352,755
    755,690  Zoomlion Heavy Industry Science and Technology
                Co., Ltd., Class H (c).........................       654,758
                                                                 ------------
                                                                   24,575,100
                                                                 ------------

             CZECH REPUBLIC - 1.3%
     62,188  CEZ AS ...........................................     1,608,144
     60,393  Telefonica Czech Republic A.S. ...................       958,982
                                                                 ------------
                                                                    2,567,126
                                                                 ------------

             EGYPT - 0.9%
    914,057  Telecom Egypt ....................................     1,777,302
                                                                 ------------

             HONG KONG - 4.3%
    129,423  China Mobile Ltd. ................................     1,447,601
  1,037,626  China Overseas Grand Oceans Group Ltd. (c)........     1,264,272
  1,054,052  CITIC Pacific Ltd. (c)............................     1,369,905
    949,106  CNOOC Ltd. .......................................     1,931,032
  3,070,264  Shougang Fushan Resources Group Ltd. .............     1,029,240
  2,269,560  Sino-Ocean Land Holdings Ltd. ....................     1,334,364
                                                                 ------------
                                                                    8,376,414
                                                                 ------------

             HUNGARY - 0.6%
     65,360  Richter Gedeon Nyrt ..............................     1,137,202
                                                                 ------------

             INDONESIA - 1.5%
  2,632,698  Charoen Pokphand Indonesia Tbk PT ................       772,985
    461,635  Indofood CBP Sukses Makmur Tbk PT ................       408,615
  1,189,722  Indofood Sukses Makmur Tbk PT ....................       724,313
  6,469,648  Lippo Karawaci Tbk PT (b).........................       608,974
    744,823  Perusahaan Gas Negara Persero Tbk PT .............       334,463
                                                                 ------------
                                                                    2,849,350
                                                                 ------------

             LUXEMBOURG - 1.1%
     89,651  Ternium S.A., ADR ................................     2,153,417
                                                                 ------------

             MALAYSIA - 3.2%
  2,495,400  AirAsia BHD ......................................     1,959,879

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MALAYSIA (CONTINUED)
    547,600  MMC Corp. BHD ....................................  $    435,123
    782,300  Tenaga Nasional BHD ..............................     2,167,255
    317,600  UMW Holdings BHD .................................     1,151,720
    967,300  YTL Power International BHD ......................       528,239
                                                                 ------------
                                                                    6,242,216
                                                                 ------------

             MEXICO - 5.0%
    186,604  Alfa S.A.B. de C.V., Ser A .......................       503,237
    389,426  Cemex S.A.B. de C.V. (b)..........................       437,042
    741,168  Compartamos S.A.B. de C.V. .......................     1,380,471
    515,287  Gruma S.A.B. de C.V., Ser B (b)...................     2,873,750
    427,545  Grupo Bimbo S.A.B. de C.V., Ser A ................     1,320,900
     81,741  Grupo Carso S.A.B. de C.V., Ser A1 ...............       436,385
    228,129  Grupo Financiero Banorte, S.A.B. de C.V.,
                O Shares ......................................     1,421,460
     95,990  Grupo Simec S.A.B. de C.V. (b)....................       384,855
    328,640  OHL Mexico S.A.B. de C.V. (b).....................       864,941
                                                                 ------------
                                                                    9,623,041
                                                                 ------------

             PERU - 0.4%
    207,243  Grana y Montero S.A. .............................       822,275
                                                                 ------------

             PHILIPPINES - 2.6%
  4,400,000  Alliance Global Group, Inc. ......................     2,374,828
  1,138,500  Ayala Land, Inc. .................................       712,543
  6,507,400  Petron Corp. .....................................     1,913,062
                                                                 ------------
                                                                    5,000,433
                                                                 ------------

             POLAND - 7.6%
     79,404  Jastrzebska Spolka Weglowa S.A. ..................     1,862,511
     47,001  KGHM Polska Miedz S.A. ...........................     1,855,748
      1,052  LPP S.A. .........................................     2,913,941
    443,037  PGE S.A. .........................................     2,360,708
     86,572  Polski Koncern Naftowy Orlen S.A. ................     1,223,931
    268,227  Polskie Gornictwo Naftowe i Gazownictwo S.A. .....       526,516
  1,386,258  Tauron Polska Energia S.A. .......................     2,126,319
    667,149  Telekomunikacja Polska S.A. ......................     1,773,168
                                                                 ------------
                                                                   14,642,842
                                                                 ------------

             RUSSIA - 10.5%
      1,056  AK Transneft OAO (Preference Shares) (d)..........     2,766,983
 21,604,173  E.ON Russia JSC (d)...............................     1,643,041
    528,703  Gazprom OAO (d)...................................     2,347,887
     35,471  Lukoil OAO (d)....................................     2,244,422
     11,943  Magnit OJSC (d)...................................     3,024,646
      2,701  MMC Norilsk Nickel OJSC (d).......................       389,293
    464,654  Rostelecom OJSC (d)...............................     1,456,279
 16,315,026  Russian Grids OAO (b) (d).........................       478,846
    152,065  Severstal OAO (d).................................     1,324,875
  2,548,305  Surgutneftegas OAO (d)............................     2,240,595

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             RUSSIA (CONTINUED)
    342,558  Tatneft OAO (d)...................................  $  2,357,620
                                                                 ------------
                                                                   20,274,487
                                                                 ------------

             SINGAPORE - 1.3%
  2,915,000  Yangzijiang Shipbuilding Holdings Ltd. ...........     2,544,279
                                                                 ------------

             SOUTH AFRICA - 5.1%
    160,431  Discovery Ltd. ...................................     1,295,560
    102,489  Exxaro Resources Ltd. ............................     1,679,185
    238,067  Gold Fields Ltd. .................................     1,092,852
    212,354  Harmony Gold Mining Co., Ltd. ....................       732,857
    139,468  Liberty Holdings Ltd. ............................     1,625,234
    325,859  Mediclinic International Ltd. ....................     2,410,777
     22,846  Remgro Ltd. ......................................       441,436
    167,294  Steinhoff International Holdings Ltd. ............       595,679
                                                                 ------------
                                                                    9,873,580
                                                                 ------------

             TAIWAN - 3.3%
    300,848  Catcher Technology Co., Ltd. .....................     1,592,408
  1,338,775  Cathay Financial Holding Co., Ltd. ...............     1,906,261
    885,613  Pegatron Corp. (b)................................     1,264,006
  3,653,149  United Microelectronics Corp. ....................     1,562,970
                                                                 ------------
                                                                    6,325,645
                                                                 ------------

             THAILAND - 7.8%
    243,300  Bangkok Dusit Medical Services PCL ...............       980,045
    174,100  Bangkok Life Assurance PCL .......................       342,300
    348,100  Berli Jucker PCL .................................       492,437
    565,456  Central Pattana PCL ..............................       795,398
    428,100  Electricity Generating PCL .......................     1,697,072
    910,533  Home Product Center PCL ..........................       355,131
  2,086,700  Land and Houses PCL ..............................       720,472
  1,099,200  Minor International PCL ..........................       850,404
  1,780,700  Pruksa Real Estate PCL ...........................     1,110,091
    270,700  PTT Exploration and Production Public Co., Ltd. ..     1,414,944
    566,500  PTT Global Chemical PCL ..........................     1,349,241
     41,100  PTT PCL ..........................................       415,204
  4,637,000  Thai Beverage PCL ................................     2,032,880
  5,258,600  TMB Bank PCL .....................................       433,734
  8,144,400  True Corp. PCL (b)................................     2,017,874
                                                                 ------------
                                                                   15,007,227
                                                                 ------------

             TURKEY - 8.1%
    253,917  Arcelik A.S. .....................................     1,476,956
     63,174  Coca-Cola Icecek A.S. ............................     1,610,584
    228,174  Haci Omer Sabanci Holding A.S. ...................     1,102,437
    392,965  KOC Holding A.S. .................................     1,813,041
    198,057  TAV Havalimanlari Holding A.S. ...................     1,397,150
    376,818  Turk Ekonomi Bankasi A.S. (b).....................       440,232
    634,369  Turk Hava Yollari ................................     2,418,079

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
     84,423  Turkiye Halk Bankasi A.S. ........................  $    618,530
    474,271  Turkiye Is Bankasi ...............................     1,253,735
    828,394  Turkiye Sise ve Cam Fabrikalari A.S. .............     1,140,039
    706,534  Turkiye Vakiflar Bankasi Tao .....................     1,612,397
    120,911  Ulker Biskuvi Sanayi A.S. ........................       826,005
                                                                 ------------
                                                                   15,709,185
                                                                 ------------

             UNITED KINGDOM - 0.3%
    270,579  Evraz PLC ........................................       560,692
                                                                 ------------

             TOTAL COMMON STOCKS...............................   192,331,013
             (Cost $196,056,098)                                 ------------

COLLATERAL FOR SECURITIES ON LOAN - 4.1%

             MONEY MARKET FUNDS - 0.9%
  1,678,103  Goldman Sachs Financial Square Treasury
                Instruments Fund - Institutional Class -
                0.001% (e).....................................     1,678,103
             (Cost $1,678,103)                                   ------------

    PRINCIPAL
      VALUE
------------------

             REPURCHASE AGREEMENTS - 3.2%
$ 6,115,907  JPMorgan Chase & Co., 0.005% (e), dated 9/30/13, due 10/01/13, with a maturity value of
                $6,115,908. Collateralized by U.S. Treasury
                Bills, interest rate of 0.625%, due 11/30/17.
                The value of the collateral including accrued
                interest is $6,247,317.........................     6,115,907
             (Cost $6,115,907)                                   ------------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN...........     7,794,010
             (Cost $7,794,010)                                   ------------

             TOTAL INVESTMENTS - 103.6% .......................   200,125,023
             (Cost $203,850,108) (f)

             NET OTHER ASSETS AND LIABILITIES - (3.6)% ........    (6,912,761)
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $193,212,262
                                                                 ============

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $7,308,146 and the total value of the collateral held by the Fund is $7,794,010.

      (d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (e)   Interest rate shown reflects yield as of September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,411,748 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,136,833.

      ADR   American Depositary Receipt

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Bermuda...................................  $     4,774,800  $   4,774,800  $            --  $           --
    Brazil....................................       16,943,057     16,943,057               --              --
    Cayman Islands............................       20,551,343     20,551,343               --              --
    China.....................................       24,575,100     24,575,100               --              --
    Czech Republic............................        2,567,126      2,567,126               --              --
    Egypt.....................................        1,777,302      1,777,302               --              --
    Hong Kong.................................        8,376,414      8,376,414               --              --
    Hungary...................................        1,137,202      1,137,202               --              --
    Indonesia.................................        2,849,350      2,849,350               --              --
    Luxembourg................................        2,153,417      2,153,417               --              --
    Malaysia..................................        6,242,216      6,242,216               --              --
    Mexico....................................        9,623,041      9,623,041               --              --
    Peru......................................          822,275        822,275               --              --
    Philippines...............................        5,000,433      5,000,433               --              --
    Poland....................................       14,642,842     14,642,842               --              --
    Russia....................................       20,274,487             --       20,274,487              --
    Singapore.................................        2,544,279      2,544,279               --              --
    South Africa..............................        9,873,580      9,873,580               --              --
    Taiwan....................................        6,325,645      6,325,645               --              --
    Thailand..................................       15,007,227     15,007,227               --              --
    Turkey....................................       15,709,185     15,709,185               --              --
    United Kingdom............................          560,692        560,692               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      192,331,013    172,056,526       20,274,487              --
                                                ---------------  -------------  ---------------  --------------
Money Market Funds ...........................        1,678,103      1,678,103               --              --
Repurchase Agreements.........................        6,115,907             --        6,115,907              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $   200,125,023  $ 173,734,629  $    26,390,394  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $42,519,236 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels                                   13.5%
        Real Estate Management & Development                           8.3
        Metals & Mining                                                7.7
        Electric Utilities                                             6.0
        Diversified Telecommunication Services                         5.0
        Food Products                                                  4.9
        Industrial Conglomerates                                       4.4
        Insurance                                                      4.1
        Pharmaceuticals                                                4.1
        Commercial Banks                                               3.9
        Independent Power Producers & Energy Traders                   3.2
        Repurchase Agreements                                          3.2
        Automobiles                                                    2.9
        Health Care Providers & Services                               2.8
        Airlines                                                       2.4
        Textiles, Apparel & Luxury Goods                               2.3
        Beverages                                                      1.9
        Chemicals                                                      1.8
        Machinery                                                      1.7
        Household Durables                                             1.6
        Gas Utilities                                                  1.6
        Food & Staples Retailing                                       1.6
        Computers & Peripherals                                        1.5
        Wireless Telecommunication Services                            1.5
        Diversified Consumer Services                                  1.3
        Transportation Infrastructure                                  1.2
        Diversified Financial Services                                 1.0
        Construction & Engineering                                     1.0
        Electronic Equipment, Instruments & Components                 0.9
        Money Market Funds                                             0.9
        Semiconductors & Semiconductor Equipment                       0.8
        Consumer Finance                                               0.7
        Aerospace & Defense                                            0.6
        Construction Materials                                         0.6
        Real Estate                                                    0.6
        Communications Equipment                                       0.4
        Hotels, Restaurants & Leisure                                  0.4
        Paper & Forest Products                                        0.4
        Multi-Utilities                                                0.3
        Health Care Equipment & Supplies                               0.3
        Specialty Retail                                               0.2
        Water Utilities                                                0.1
        ------------------------------------------------------------------
        TOTAL INVESTMENTS                                            103.6
        NET OTHER ASSETS AND LIABILITIES                              (3.6)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIR FREIGHT & LOGISTICS - 4.0%
     28,847  Deutsche Post AG .................................  $    957,300
                                                                 ------------

             AIRLINES - 2.2%
     26,491  Deutsche Lufthansa AG (a).........................       516,610
                                                                 ------------

             AUTO COMPONENTS - 4.8%
      6,711  Continental AG ...................................     1,137,596
                                                                 ------------

             AUTOMOBILES - 15.2%
      6,150  Bayerische Motoren Werke AG ......................       661,193
     11,850  Daimler AG .......................................       923,722
     11,576  Porsche Automobil Holding SE (Preference Shares)..     1,011,674
      4,426  Volkswagen AG (Preference Shares) ................     1,043,359
                                                                 ------------
                                                                    3,639,948
                                                                 ------------

             CHEMICALS - 8.4%
      2,007  BASF SE ..........................................       192,506
     10,126  Evonik Industries AG (a)..........................       374,050
     24,240  K+S AG ...........................................       628,315
      8,927  Lanxess AG .......................................       579,449
      2,382  Wacker Chemie AG .................................       235,081
                                                                 ------------
                                                                    2,009,401
                                                                 ------------

             CONSTRUCTION & ENGINEERING - 2.0%
      5,483  Hochtief AG ......................................       478,663
                                                                 ------------

             CONSTRUCTION MATERIALS - 1.7%
      5,330  HeidelbergCement AG ..............................       411,081
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
    123,838  Telefonica Deutschland Holding AG ................       977,562
                                                                 ------------

             FOOD & STAPLES RETAILING - 0.9%
      5,662  Metro AG .........................................       224,433
                                                                 ------------

             FOOD PRODUCTS - 2.9%
     23,149  Suedzucker AG ....................................       682,087
                                                                 ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
     10,801  Carl Zeiss Meditec AG ............................       322,490
                                                                 ------------

             HEALTH CARE PROVIDERS & SERVICES - 3.9%
     32,984  Celesio AG .......................................       742,517
      7,771  Rhoen Klinikum AG ................................       199,694
                                                                 ------------
                                                                      942,211
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 4.0%
     75,391  TUI AG (a)........................................       963,219
                                                                 ------------

             INSURANCE - 6.6%
      3,680  Allianz SE .......................................       578,500
      4,134  Generali Deutschland Holding AG ..................       630,295
      1,948  Muenchener Rueckversicherungs AG .................       380,677
                                                                 ------------
                                                                    1,589,472
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INTERNET SOFTWARE & SERVICES - 5.0%
     31,752  United Internet AG ...............................  $  1,202,759
                                                                 ------------

             MACHINERY - 2.0%
      1,604  Rational AG ......................................       478,479
                                                                 ------------

             MEDIA - 9.0%
      8,160  Kabel Deutschland Holding AG .....................     1,037,690
      4,170  ProSiebenSat.1 Media AG ..........................       177,139
    102,960  Sky Deutschland AG (a)............................       948,422
                                                                 ------------
                                                                    2,163,251
                                                                 ------------

             METALS & MINING - 2.5%
     10,025  Aurubis AG .......................................       607,524
                                                                 ------------

             MULTI-UTILITIES - 5.6%
     43,682  E.ON SE ..........................................       777,102
     16,848  RWE AG ...........................................       573,011
                                                                 ------------
                                                                    1,350,113
                                                                 ------------

             PHARMACEUTICALS - 3.2%
      1,681  Bayer AG .........................................       198,214
      2,353  Merck KGaA .......................................       367,189
      4,164  Stada Arzneimittel AG ............................       211,163
                                                                 ------------
                                                                      776,566
                                                                 ------------

             SOFTWARE - 1.8%
     11,977  Software AG ......................................       426,384
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 3.0%
      6,625  Adidas AG ........................................       718,624
                                                                 ------------

             TRADING COMPANIES & DISTRIBUTORS - 1.6%
      2,360  Brenntag AG ......................................       392,865
                                                                 ------------

             TRANSPORTATION INFRASTRUCTURE - 0.9%
      2,963  Fraport AG Frankfurt Airport Services Worldwide...       207,961
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 3.3%
     32,827  Freenet AG .......................................       794,273
                                                                 ------------

             TOTAL INVESTMENTS - 100.0% .......................    23,970,872
             (Cost $22,019,880) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ..........        (4,010)
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $ 23,966,862
                                                                 ============

-------------------------------------------------

      (a)   Non-income producing security.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,475,469 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $524,477.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    23,970,872  $  23,970,872  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $3,110,122 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.



COUNTRY ALLOCATION**                                       % OF NET ASSETS
--------------------------------------------------------------------------
Germany                                                          100.0%
-----------------------------------------------------------------------
TOTAL INVESTMENTS                                                100.0
NET OTHER ASSETS AND LIABILITIES                                   0.0+
                                                                -------
TOTAL                                                            100.0%
                                                                =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation. + Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AUTO COMPONENTS - 4.4%
     27,787  Magna International, Inc. ........................  $  2,291,642
                                                                 ------------

             CHEMICALS - 4.0%
     13,690  Agrium, Inc. .....................................     1,150,569
     18,474  Methanex Corp. ...................................       948,405
                                                                 ------------
                                                                    2,098,974
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.9%
      8,726  Onex Corp. .......................................       458,305
                                                                 ------------

             ENERGY EQUIPMENT & SERVICES - 3.4%
    102,252  Ensign Energy Services, Inc. .....................     1,751,105
                                                                 ------------

             FOOD & STAPLES RETAILING - 15.9%
     33,348  Alimentation Couche Tard, Inc., Class B ..........     2,079,130
     25,870  Empire Co., Ltd., Class A ........................     1,867,824
     19,889  George Weston Ltd. ...............................     1,564,203
     26,249  Loblaw Cos Ltd. ..................................     1,159,742
     17,717  Metro, Inc. ......................................     1,108,205
      8,581  Shoppers Drug Mart Corp. .........................       494,175
                                                                 ------------
                                                                    8,273,279
                                                                 ------------

             INSURANCE - 8.0%
      2,614  E-L Financial Corp. Ltd. .........................     1,652,069
     20,009  Industrial Alliance Insurance & Financial
                Services, Inc. ................................       845,388
     14,756  Power Corp. of Canada ............................       416,873
     40,830  Power Financial Corp. ............................     1,270,425
                                                                 ------------
                                                                    4,184,755
                                                                 ------------

             IT SERVICES - 3.6%
     54,052  CGI Group, Inc., Class A (a)......................     1,896,976
                                                                 ------------

             MEDIA - 6.4%
     71,803  Lions Gate Entertainment Corp. (a)................     2,516,695
     35,732  Quebecor, Inc., Class B ..........................       847,466
                                                                 ------------
                                                                    3,364,161
                                                                 ------------

             METALS & MINING - 7.5%
    133,375  First Quantum Minerals Ltd. ......................     2,483,503
     15,925  Goldcorp, Inc. ...................................       414,339
     37,036  Teck Resources Ltd., Class B .....................       995,250
                                                                 ------------
                                                                    3,893,092
                                                                 ------------

             MULTILINE RETAIL - 2.7%
     10,503  Canadian Tire Corp. Ltd., Class A ................       930,235
      5,654  Dollarama, Inc. ..................................       459,489
                                                                 ------------
                                                                    1,389,724
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 14.8%
    255,695  Athabasca Oil Corp. (a)...........................     1,948,649
     28,072  Canadian Natural Resources Ltd. ..................       882,181
     44,548  Husky Energy, Inc. ...............................     1,281,017


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     10,357  Imperial Oil Ltd. ................................  $    454,781
     90,129  Pacific Rubiales Energy Corp. ....................     1,779,743
     37,495  Penn West Petroleum Ltd. .........................       416,065
     26,852  Suncor Energy, Inc. ..............................       960,108
                                                                 ------------
                                                                    7,722,544
                                                                 ------------

             PHARMACEUTICALS - 3.7%
     18,357  Valeant Pharmaceuticals International, Inc. (a)...     1,914,025
                                                                 ------------

             REAL ESTATE INVESTMENT TRUSTS - 15.5%
     35,698  Boardwalk Real Estate Investment Trust ...........     1,996,565
     80,936  Calloway Real Estate Investment Trust ............     1,913,297
     79,869  Cominar Real Estate Investment Trust .............     1,492,625
     25,494  Dundee Real Estate Investment Trust, Class A .....       718,747
     82,335  RioCan Real Estate Investment Trust ..............     1,942,372
                                                                 ------------
                                                                    8,063,606
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.6%
     71,373  Brookfield Office Properties, Inc. ...............     1,367,801
                                                                 ------------

             SOFTWARE - 5.4%
      8,612  Constellation Software, Inc. .....................     1,518,397
     17,368  Open Text Corp. ..................................     1,297,816
                                                                 ------------
                                                                    2,816,213
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 0.9%
      9,749  Gildan Activewear, Inc. ..........................       452,407
                                                                 ------------

             TOTAL INVESTMENTS - 99.7% ........................    51,938,609
             (Cost $50,101,820) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ..........       170,101
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $ 52,108,710
                                                                 ============

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,433,678 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $596,889.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    51,938,609  $  51,938,609  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.



COUNTRY ALLOCATION**                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Canada                                                                 99.7%
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                      99.7
NET OTHER ASSETS AND LIABILITIES                                        0.3
                                                                      ------
TOTAL                                                                 100.0%
                                                                      ======



 * See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.4%

             AIR FREIGHT & LOGISTICS - 0.8%
      2,361  Toll Holdings Ltd. ...............................  $     12,841
                                                                 ------------

             AIRLINES - 2.5%
     27,918  Qantas Airways Ltd. (a)...........................        38,416
                                                                 ------------

             BEVERAGES - 1.1%
      4,317  Treasury Wine Estates Ltd. .......................        17,801
                                                                 ------------

             BIOTECHNOLOGY - 2.3%
        612  CSL Ltd. .........................................        36,540
                                                                 ------------

             CAPITAL MARKETS - 3.4%
      1,200  Macquarie Group Ltd. .............................        53,634
                                                                 ------------

             CHEMICALS - 3.5%
     21,963  Incitec Pivot Ltd. ...............................        55,116
                                                                 ------------

             COMMERCIAL BANKS - 0.9%
        423  National Australia Bank Ltd. .....................        13,543
                                                                 ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.9%
      5,380  Brambles Ltd. ....................................        45,723
                                                                 ------------

             CONSTRUCTION & ENGINEERING - 2.8%
      2,439  Leighton Holdings Ltd. ...........................        43,800
                                                                 ------------

             CONSTRUCTION MATERIALS - 1.7%
      2,676  James Hardie Industries PLC ......................        26,662
                                                                 ------------

             CONTAINERS & PACKAGING - 3.9%
      6,195  Amcor Ltd. .......................................        60,452
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
     17,845  TPG Telecom Ltd. .................................        72,251
                                                                 ------------

             ELECTRIC UTILITIES - 3.1%
     42,767  SP AusNet ........................................        47,877
                                                                 ------------

             ENERGY EQUIPMENT & SERVICES - 1.9%
      1,289  WorleyParsons Ltd. ...............................        29,245
                                                                 ------------

             FOOD & STAPLES RETAILING - 2.4%
        317  Wesfarmers Ltd. ..................................        12,163
        766  Woolworths Ltd. ..................................        25,011
                                                                 ------------
                                                                       37,174
                                                                 ------------

             FOOD PRODUCTS - 3.0%
      4,014  GrainCorp Ltd. ...................................        46,247
                                                                 ------------

             HEALTH CARE PROVIDERS & SERVICES - 3.8%
      1,754  Ramsay Health Care Ltd. ..........................        59,251
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 6.3%
      1,037  Crown Ltd. .......................................        15,044
      1,597  Flight Centre Ltd. ...............................        71,959


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HOTELS, RESTAURANTS & LEISURE (CONTINUED)
      3,963  Tatts Group Ltd. .................................  $     11,461
                                                                 ------------
                                                                       98,464
                                                                 ------------

             INSURANCE - 6.4%
      4,619  Insurance Australia Group Ltd. ...................        25,294
      1,665  QBE Insurance Group Ltd. .........................        22,786
      4,216  Suncorp Group Ltd. ...............................        51,406
                                                                 ------------
                                                                       99,486
                                                                 ------------

             IT SERVICES - 1.5%
      2,447  Computershare Ltd. ...............................        22,645
                                                                 ------------

             MEDIA - 3.1%
      1,369  REA Group Ltd. ...................................        48,263
                                                                 ------------

             METALS & MINING - 14.6%
        400  BHP Billiton Ltd. ................................        13,337
      8,070  BlueScope Steel Ltd. (a) .........................        35,233
     12,398  Fortescue Metals Group Ltd. ......................        54,939
      5,030  Iluka Resources Ltd. .............................        53,776
      6,364  Newcrest Mining Ltd. .............................        69,463
                                                                 ------------
                                                                      226,748
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 6.0%
        999  Origin Energy Ltd. ...............................        13,141
      2,005  Santos Ltd. ......................................        28,206
      1,435  Woodside Petroleum Ltd. ..........................        51,286
                                                                 ------------
                                                                       92,633
                                                                 ------------

             REAL ESTATE INVESTMENT TRUSTS - 7.1%
     11,421  Commonwealth Property Office Fund ................        12,146
     13,086  GPT Group ........................................        42,484
     20,263  Westfield Retail Trust ...........................        56,143
                                                                 ------------
                                                                      110,773
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.6%
      7,523  Lend Lease Group .................................        71,305
                                                                 ------------

             ROAD & RAIL - 5.2%
      7,508  Asciano Ltd. .....................................        40,834
      9,060  Aurizon Holdings Ltd. ............................        39,556
                                                                 ------------
                                                                       80,390
                                                                 ------------

             TOTAL INVESTMENTS - 99.4% ........................     1,547,280
             (Cost $1,468,177) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.6% ..........         9,725
                                                                 ------------

             NET ASSETS - 100.0% ..............................  $  1,557,005
                                                                 ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $143,670 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $64,567.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,547,280  $   1,547,280  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $665,259 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on December 31, 2012 exceeding a certain threshold.


COUNTRY ALLOCATION**                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Australia                                                              97.7%
Ireland                                                                 1.7
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                      99.4
NET OTHER ASSETS AND LIABILITIES                                        0.6
                                                                      ------
TOTAL                                                                 100.0%
                                                                      ======

* See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AEROSPACE & DEFENSE - 3.4%
     42,090  Cobham PLC .......................................  $    195,765
     21,318  Meggitt PLC ......................................       189,469
     19,458  Rolls-Royce Holdings PLC .........................       350,286
                                                                 ------------
                                                                      735,520
                                                                 ------------

             AIRLINES - 4.7%
     21,282  easyJet PLC ......................................       440,315
    104,511  International Consolidated Airlines Group
                S.A. (a).......................................       572,379
                                                                 ------------
                                                                    1,012,694
                                                                 ------------

             AUTO COMPONENTS - 2.4%
     91,539  GKN PLC ..........................................       506,818
                                                                 ------------

             CAPITAL MARKETS - 2.8%
     49,017  3i Group PLC .....................................       288,689
     12,422  Hargreaves Lansdown PLC ..........................       196,977
     37,628  Henderson Group PLC ..............................       115,070
                                                                 ------------
                                                                      600,736
                                                                 ------------

             CHEMICALS - 0.9%
     15,727  Essentra PLC .....................................       190,571
                                                                 ------------

             COMMERCIAL BANKS - 2.4%
    436,676  Lloyds Banking Group PLC (a)......................       520,163
                                                                 ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.4%
     10,078  Aggreko PLC ......................................       261,697
      5,002  Babcock International Group PLC ..................        96,849
     17,895  Serco Group PLC ..................................       158,322
                                                                 ------------
                                                                      516,868
                                                                 ------------

             CONTAINERS & PACKAGING - 1.0%
     44,593  DS Smith PLC .....................................       207,912
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
     35,681  BT Group PLC .....................................       197,784
     24,582  TalkTalk Telecom Group PLC .......................        96,146
                                                                 ------------
                                                                      293,930
                                                                 ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
      2,886  Spectris PLC .....................................       103,068
                                                                 ------------

             ENERGY EQUIPMENT & SERVICES - 1.9%
     10,977  AMEC PLC .........................................       190,857
      9,208  Petrofac Ltd. ....................................       209,441
                                                                 ------------
                                                                      400,298
                                                                 ------------

             FOOD & STAPLES RETAILING - 5.0%
     45,399  Booker Group PLC .................................        99,073
     77,626  J Sainsbury PLC ..................................       491,993
    105,348  WM Morrison Supermarkets PLC .....................       477,534
                                                                 ------------
                                                                    1,068,600
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
     30,019  Smith & Nephew PLC ...............................  $    374,689
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 9.7%
     21,352  Greene King PLC ..................................       276,880
    110,376  Ladbrokes PLC ....................................       302,340
    213,304  Thomas Cook Group PLC (a) ........................       529,718
     61,822  TUI Travel PLC ...................................       368,007
      5,414  Whitbread PLC ....................................       259,786
     50,042  William Hill PLC .................................       326,482
                                                                 ------------
                                                                    2,063,213
                                                                 ------------

             HOUSEHOLD DURABLES - 4.5%
      7,766  Berkeley Group Holdings PLC ......................       260,500
     18,681  Persimmon PLC ....................................       328,435
    230,437  Taylor Wimpey PLC ................................       374,547
                                                                 ------------
                                                                      963,482
                                                                 ------------

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.5%
     28,410  Drax Group PLC ...................................       313,902
                                                                 ------------

             INDUSTRIAL CONGLOMERATES - 0.4%
      4,216  Smiths Group PLC .................................        95,486
                                                                 ------------

             INSURANCE - 12.4%
     42,075  Amlin PLC ........................................       276,003
     44,199  Catlin Group Ltd. ................................       346,749
     19,371  Hiscox Ltd. ......................................       203,368
      6,061  Jardine Lloyd Thompson Group PLC .................        92,725
     32,183  Legal & General Group PLC ........................       102,222
     91,577  Old Mutual PLC ...................................       278,124
     20,525  Prudential PLC ...................................       382,453
     38,709  Resolution Ltd. ..................................       199,153
     92,707  RSA Insurance Group PLC ..........................       181,451
     40,858  St. James's Place PLC ............................       406,792
     31,912  Standard Life PLC ................................       178,442
                                                                 ------------
                                                                    2,647,482
                                                                 ------------

             INTERNET & CATALOG RETAIL - 2.2%
     73,966  Ocado Group PLC (a)...............................       474,184
                                                                 ------------

             INTERNET SOFTWARE & SERVICES - 0.3%
      5,438  Telecity Group PLC ...............................        73,070
                                                                 ------------

             MACHINERY - 0.5%
      2,564  Weir Group PLC ...................................        96,715
                                                                 ------------

             METALS & MINING - 8.1%
     34,693  Antofagasta PLC ..................................       459,706
      9,837  BHP Billiton PLC .................................       289,837
     18,763  Fresnillo PLC ....................................       295,553
      5,401  Randgold Resources Ltd. ..........................       389,181

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING (CONTINUED)
     16,224  Vedanta Resources PLC ............................  $    284,188
                                                                 ------------
                                                                    1,718,465
                                                                 ------------

             MULTI-UTILITIES - 0.8%
     15,313  Centrica PLC .....................................        91,649
      7,394  National Grid PLC ................................        87,442
                                                                 ------------
                                                                      179,091
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 8.3%
     14,795  BG Group PLC .....................................       282,749
     60,581  BP PLC ...........................................       424,761
     12,024  Genel Energy PLC (a)..............................       182,783
     82,799  Premier Oil PLC ..................................       436,311
     12,674  Royal Dutch Shell PLC ............................       437,955
                                                                 ------------
                                                                    1,764,559
                                                                 ------------

             PAPER & FOREST PRODUCTS - 1.1%
     13,487  Mondi PLC ........................................       227,730
                                                                 ------------

             PHARMACEUTICALS - 2.6%
      8,854  AstraZeneca PLC ..................................       460,902
      5,799  Hikma Pharmaceuticals PLC ........................        97,635
                                                                 ------------
                                                                      558,537
                                                                 ------------

             PROFESSIONAL SERVICES - 1.3%
     17,130  Capita PLC .......................................       276,208
                                                                 ------------

             REAL ESTATE INVESTMENT TRUSTS - 3.9%
      9,593  Derwent London PLC ...............................       367,908
     41,513  Great Portland Estates PLC .......................       362,237
      6,239  Land Securities Group PLC ........................        92,822
                                                                 ------------
                                                                      822,967
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
     84,345  Capital & Counties Properties PLC ................       457,429
                                                                 ------------

             SPECIALTY RETAIL - 5.8%
     23,299  Dunelm Group PLC .................................       348,521
     65,305  Howden Joinery Group PLC .........................       308,181
     49,919  Sports Direct International PLC (a)...............       571,758
                                                                 ------------
                                                                    1,228,460
                                                                 ------------

             TRADING COMPANIES & DISTRIBUTORS - 3.9%
     42,726  Ashtead Group PLC ................................       425,736
      4,310  Bunzl PLC ........................................        93,359
     11,365  Travis Perkins PLC ...............................       303,580
                                                                 ------------
                                                                      822,675
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

                                DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
             TOTAL INVESTMENTS - 100.0% .......................  $ 21,315,522
             (Cost $19,640,911) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ..........         6,695
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $ 21,322,217
                                                                 ============

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,890,204 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $215,593.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*                                  $    21,315,522  $  21,315,522  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $4,290,640 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.



COUNTRY ALLOCATION**                                            % OF NET ASSETS
--------------------------------------------------------------------------------
United Kingdom                                                         89.6%
Jersey                                                                  4.2
Spain                                                                   2.7
Bemuda                                                                  2.6
Guernsey                                                                0.9
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     100.0
                                                                      ------
NET OTHER ASSETS AND LIABILITIES                                        0.0+
                                                                      ------
TOTAL                                                                 100.0%
                                                                      ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation. + Amount is less that 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AUTO COMPONENTS - 3.1%
     18,352  Cheng Shin Rubber Industry Co., Ltd. .............  $     48,042
                                                                 ------------

             AUTOMOBILES - 2.6%
     23,589  Yulon Motor Co., Ltd. ............................        39,492
                                                                 ------------

             CHEMICALS - 1.6%
      6,031  Nan Ya Plastics Corp. ............................        12,687
      5,213  Taiwan Fertilizer Co., Ltd. ......................        12,289
                                                                 ------------
                                                                       24,976
                                                                 ------------

             COMMERCIAL BANKS - 2.7%
     21,771  CTBC Financial Holding Co., Ltd. .................        14,211
     28,595  SinoPac Financial Holdings Co., Ltd. .............        13,153
     31,140  Taishin Financial Holding Co., Ltd. ..............        14,376
                                                                 ------------
                                                                       41,740
                                                                 ------------

             COMPUTERS & PERIPHERALS - 24.9%
      5,279  Advantech Co., Ltd. ..............................        29,549
      5,852  ASUSTeK Computer, Inc. ...........................        46,611
     12,097  Catcher Technology Co., Ltd. .....................        64,030
    111,997  Compal Electronics, Inc. .........................        81,819
     21,774  Foxconn Technology Co., Ltd. .....................        56,558
     28,844  LiteOn Technology Corp. ..........................        49,167
     38,124  Pegatron Corp. (a) ...............................        54,413
                                                                 ------------
                                                                      382,147
                                                                 ------------

             CONSTRUCTION MATERIALS - 2.8%
     10,432  Asia Cement Corp. ................................        13,195
     20,457  Taiwan Cement Corp. ..............................        29,613
                                                                 ------------
                                                                       42,808
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
      3,700  Chunghwa Telecom Co., Ltd. .......................        11,851
                                                                 ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 19.7%
    103,880  AU Optronics Corp. (a)............................        38,999
    100,984  Innolux Corp. (a).................................        48,499
      5,530  Delta Electronics, Inc. ..........................        26,839
     68,752  FIH Mobile Ltd. (a)...............................        42,727
     28,052  Hon Hai Precision Industry Co., Ltd. .............        72,011
      1,573  Largan Precision Co., Ltd. .......................        52,935
      2,359  TPK Holding Co., Ltd. ............................        21,422
                                                                 ------------
                                                                      303,432
                                                                 ------------

             FOOD & STAPLES RETAILING - 3.6%
      7,683  President Chain Store Corp. ......................        55,478
                                                                 ------------

             FOOD PRODUCTS - 2.5%
     20,551  Uni-President Enterprises Corp. ..................        38,298
                                                                 ------------

             INDUSTRIAL CONGLOMERATES - 1.7%
     23,763  Far Eastern New Century Corp. ....................        26,201
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE - 4.3%
     27,684  Cathay Financial Holding Co., Ltd. ...............  $     39,419
     76,699  Shin Kong Financial Holding Co., Ltd. ............        25,941
                                                                 ------------
                                                                       65,360
                                                                 ------------

             LEISURE EQUIPMENT & PRODUCTS - 4.1%
      9,161  Giant Manufacturing Co., Ltd. ....................        62,432
                                                                 ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.7%
     45,021  Advanced Semiconductor Engineering, Inc. .........        43,396
     70,000  Inotera Memories, Inc. (a)........................        39,064
    121,000  Nanya Technology Corp. (a)........................        18,416
     12,970  Novatek Microelectronics Corp. ...................        53,736
     20,023  Siliconware Precision Industries Co. .............        23,398
      6,801  Taiwan Semiconductor Manufacturing Co., Ltd. .....        23,117
    130,148  United Microelectronics Corp. ....................        55,683
                                                                 ------------
                                                                      256,810
                                                                 ------------

             SPECIALTY RETAIL - 4.1%
      5,843  Hotai Motor Co., Ltd. ............................        63,633
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.0%
     53,066  Pou Chen Corp. ...................................        61,830
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
      4,689  Far EasTone Telecommunications Co., Ltd. .........        11,688
                                                                 ------------

             TOTAL INVESTMENTS - 100.0% .......................     1,536,218
             (Cost $1,438,758) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ..........           (77)
                                                                 ------------

             NET ASSETS - 100.0% ..............................  $  1,536,141
                                                                 ============

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $143,630 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,170.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
COMMON STOCKS*................................  $     1,536,218  $   1,536,218  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $810,071 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.




COUNTRY ALLOCATION**                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Taiwan                                                                 95.8%
Cayman Islands                                                          4.2
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     100.0
NET OTHER ASSETS AND LIABILITIES                                       (0.0)(+)
                                                                      ------
TOTAL                                                                 100.0%
                                                                      ======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation. (black latin cross) Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.6%

             CAPITAL MARKETS - 2.0%
      3,000  Guoco Group Ltd. .................................  $     36,553
                                                                 ------------

             COMMUNICATIONS EQUIPMENT - 1.9%
      2,700  VTech Holdings Ltd. ..............................        34,882
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
    104,000  Hutchison Telecommunications Hong Kong Holdings
                Ltd. ..........................................        44,920
     89,000  PCCW Ltd. ........................................        39,360
                                                                 ------------
                                                                       84,280
                                                                 ------------

             FOOD & STAPLES RETAILING - 0.5%
        900  Dairy Farm International Holdings Ltd. ...........         9,099
                                                                 ------------

             GAS UTILITIES - 7.1%
     13,620  ENN Energy Holdings Ltd. .........................        76,038
     56,000  Towngas China Co., Ltd. ..........................        50,903
                                                                 ------------
                                                                      126,941
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 16.5%
     14,535  Galaxy Entertainment Group Ltd. (a)...............       101,949
      1,246  Melco Crown Entertainment Ltd., ADR (a)...........        39,660
      7,000  Melco International Development Ltd. .............        18,773
     26,000  MGM China Holdings Ltd. ..........................        86,992
      2,800  Sands China Ltd. .................................        17,329
     11,000  SJM Holdings Ltd. ................................        30,918
                                                                 ------------
                                                                      295,621
                                                                 ------------

             HOUSEHOLD DURABLES - 2.5%
     17,501  Techtronic Industries Co. ........................        45,581
                                                                 ------------

             INDUSTRIAL CONGLOMERATES - 5.3%
     20,687  Hopewell Holdings Ltd. ...........................        68,815
      1,000  Hutchison Whampoa Ltd. ...........................        11,998
      8,821  NWS Holdings Ltd. ................................        13,625
                                                                 ------------
                                                                       94,438
                                                                 ------------

             INSURANCE - 3.4%
     13,000  AIA Group Ltd. ...................................        61,095
                                                                 ------------

             MARINE - 1.5%
      4,500  Orient Overseas International Ltd. ...............        26,428
                                                                 ------------

             METALS & MINING - 2.5%
     56,789  Fosun International Ltd. .........................        44,811
                                                                 ------------

             REAL ESTATE INVESTMENT TRUSTS - 6.9%
    151,000  Champion REIT ....................................        69,310
     11,214  Link REIT ........................................        55,015
                                                                 ------------
                                                                      124,325
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 37.1%
      2,340  Cheung Kong Holdings Ltd. ........................        35,541
     38,500  Chinese Estates Holdings Ltd. ....................        87,366


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT (CONTINUED)
     15,000  Great Eagle Holdings Ltd. ........................  $     53,669
      7,364  Henderson Land Development Co., Ltd. .............        45,480
      2,000  Hongkong Land Holdings Ltd. ......................        13,200
     15,597  Hysan Development Co., Ltd. ......................        69,580
      7,000  Kerry Properties Ltd. ............................        29,784
     36,000  New World China Land Ltd. ........................        18,102
     30,257  New World Development Co., Ltd. ..................        45,409
     38,661  Sino Land Co., Ltd. ..............................        56,826
      3,226  Sun Hung Kai Properties Ltd. .....................        43,757
      1,332  Swire Pacific Ltd. ...............................        15,955
     14,000  Swire Properties Ltd. ............................        39,531
      6,154  Wharf Holdings Ltd. ..............................        53,281
     11,251  Wheelock & Co., Ltd. .............................        59,766
                                                                 ------------
                                                                      667,247
                                                                 ------------

             SPECIALTY RETAIL - 6.1%
     18,600  Esprit Holdings Ltd. .............................        29,881
     70,000  SA SA International Holdings Ltd. ................        78,972
                                                                 ------------
                                                                      108,853
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.6%
     10,500  Yue Yuen Industrial Holdings Ltd. ................        29,107
                                                                 ------------

             TOTAL INVESTMENTS - 99.6% ........................     1,789,261
             (Cost $1,694,041) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ..........         7,754
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $  1,797,015
                                                                 ============

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $196,580 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $101,360.

      ADR   American Depositary Receipt

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
COMMON STOCKS*................................  $     1,789,261  $   1,789,261  $            --  $           --
                                                ===============  =============  ===============  ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $924,998 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level

1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.



COUNTRY ALLOCATION**                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Hong Kong                                                              56.4%
Cayman Islands                                                         23.0
Bermuda                                                                20.2
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                      99.6
NET OTHER ASSETS AND LIABILITIES                                        0.4
                                                                      ------
TOTAL                                                                 100.0%
                                                                      ======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 100.1%

             AIR FREIGHT & LOGISTICS - 3.0%
      4,315  Panalpina Welttransport Holding AG ...............  $    636,025
                                                                 ------------

             BIOTECHNOLOGY - 2.6%
      7,727  Actelion Ltd. ....................................       548,541
                                                                 ------------

             CAPITAL MARKETS - 7.8%
     11,702  Credit Suisse Group AG ...........................       357,394
     50,977  EFG International AG .............................       713,064
      2,292  Partners Group Holding AG ........................       561,880
                                                                 ------------
                                                                    1,632,338
                                                                 ------------

             CHEMICALS - 8.6%
     32,911  Clariant AG ......................................       554,976
      1,048  EMS-Chemie Holding AG ............................       370,830
        361  Givaudan S.A. ....................................       527,319
        120  Sika AG ..........................................       349,776
                                                                 ------------
                                                                    1,802,901
                                                                 ------------

             COMMERCIAL BANKS - 1.6%
      3,831  Basler Kantonalbank ..............................       331,906
                                                                 ------------

             CONSTRUCTION MATERIALS - 2.4%
      6,677  Holcim Ltd. ......................................       496,890
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 3.3%
      9,298  Pargesa Holding S.A. .............................       697,594
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
      1,063  Swisscom AG ......................................       510,842
                                                                 ------------

             ELECTRIC UTILITIES - 4.3%
     25,622  BKW S.A. .........................................       891,040
                                                                 ------------

             FOOD PRODUCTS - 5.5%
      2,760  Aryzta AG ........................................       184,488
      2,119  Emmi AG ..........................................       631,471
         42  Lindt & Spruengli AG .............................       172,347
      2,366  Nestle S.A. ......................................       165,477
                                                                 ------------
                                                                    1,153,783
                                                                 ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
     25,489  Nobel Biocare Holding AG .........................       376,268
                                                                 ------------

             INDUSTRIAL CONGLOMERATES - 3.5%
      5,892  Daetwyler Holding AG .............................       729,048
                                                                 ------------

             INSURANCE - 15.1%
      7,978  Baloise Holding AG ...............................       882,181
      1,153  Helvetia Holding AG ..............................       511,254
      4,771  Swiss Life Holding AG ............................       903,185
     10,424  Swiss Re AG ......................................       862,183
                                                                 ------------
                                                                    3,158,803
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             LIFE SCIENCES TOOLS & SERVICES - 4.0%
     10,299  Lonza Group AG ...................................  $    842,734
                                                                 ------------

             MACHINERY - 13.7%
      3,238  Bucher Industries AG .............................       829,596
      1,407  Georg Fischer AG .................................       856,475
     65,429  OC Oerlikon Corp. AG .............................       875,425
      1,940  Sulzer AG ........................................       300,326
                                                                 ------------
                                                                    2,861,822
                                                                 ------------

             PHARMACEUTICALS - 5.2%
        494  Galenica AG ......................................       418,427
      2,185  Novartis AG ......................................       167,919
      1,871  Roche Holding AG .................................       504,602
                                                                 ------------
                                                                    1,090,948
                                                                 ------------

             PROFESSIONAL SERVICES - 4.9%
      5,443  Adecco S.A. ......................................       387,604
      7,545  DKSH Holding AG ..................................       644,080
                                                                 ------------
                                                                    1,031,684
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.5%
      8,958  PSP Swiss Property AG ............................       777,578
      2,110  Swiss Prime Site AG ..............................       163,205
                                                                 ------------
                                                                      940,783
                                                                 ------------

             SOFTWARE - 0.8%
      6,345  Temenos Group AG .................................       156,108
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.2%
      7,017  Cie Financiere Richemont S.A. ....................       702,980
        284  Swatch Group AG ..................................       182,770
                                                                 ------------
                                                                      885,750
                                                                 ------------

             TRANSPORTATION INFRASTRUCTURE - 0.8%
        309  Flughafen Zuerich AG .............................       162,897
                                                                 ------------

             TOTAL INVESTMENTS - 100.1% .......................    20,938,705
             (Cost $18,342,047) (a)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ........       (17,564)
                                                                 ------------

             NET ASSETS - 100.0% ..............................  $ 20,921,141
                                                                 ============

-------------------------------------------------

      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,673,932 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $77,274.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*                                  $    20,938,705  $  20,938,705  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $4,037,134 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.



COUNTRY ALLOCATION**                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Switzerland                                                           100.1%
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     100.1
NET OTHER ASSETS AND LIABILITIES                                       (0.1)
                                                                      ------
TOTAL                                                                 100.0%
                                                                      ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.6%

             AUSTRALIA - 5.2%
        718  Ainsworth Game Technology Ltd. ...................  $      2,860
        716  Amcom Telecommunications Ltd. ....................         1,249
      3,272  Aquila Resources Ltd. (b).........................         6,563
      1,334  Ausdrill Ltd. ....................................         1,948
      1,240  Automotive Holdings Group Ltd. ...................         4,477
        397  BC Iron Ltd. .....................................         1,622
      1,829  Beach Energy Ltd. ................................         2,278
      4,028  Boart Longyear Ltd. ..............................         1,635
        409  BT Investment Management Ltd. ....................         1,644
        282  Cabcharge Australia Ltd. .........................           973
      1,766  Cash Converters International Ltd. ...............         2,142
      1,953  Clough Ltd. ......................................         2,660
      1,646  Decmil Group Ltd. ................................         3,455
        520  Downer EDI Ltd. ..................................         2,173
     10,312  Emeco Holdings Ltd. ..............................         2,261
      3,519  Evolution Mining Ltd. ............................         2,774
        215  Forge Group Ltd. .................................         1,053
        359  GUD Holdings Ltd. ................................         2,036
        248  iiNET Ltd. .......................................         1,425
        175  JB Hi-Fi Ltd. ....................................         3,420
        994  Kingsgate Consolidated Ltd. ......................         1,572
      1,726  Linc Energy Ltd. (b)..............................         2,335
        122  Mineral Resources Ltd. ...........................         1,240
     12,394  Mount Gibson Iron Ltd. ...........................         8,498
      3,125  NRW Holdings Ltd. ................................         4,227
        968  OZ Minerals Ltd. .................................         4,000
        520  PanAust Ltd. .....................................         1,023
      1,007  Programmed Maintenance Services Ltd. .............         2,640
      3,877  Resolute Mining Ltd. .............................         2,333
     10,312  Roc Oil Co., Ltd. (b).............................         4,762
        362  Skilled Group Ltd. ...............................         1,179
        498  Slater & Gordon Ltd. .............................         1,696
      5,371  St. Barbara Ltd. (b)..............................         2,781
      1,172  Sundance Energy Australia Ltd. (b)................         1,148
      1,252  Thorn Group Ltd. .................................         2,710
      1,048  UXC Ltd. .........................................         1,066
                                                                 ------------
                                                                       91,858
                                                                 ------------

             AUSTRIA - 0.3%
         16  Lenzing AG .......................................         1,188
        226  Wienerberger AG ..................................         3,969
                                                                 ------------
                                                                        5,157
                                                                 ------------

             BAHAMAS - 0.3%
         32  United International Enterprises .................         5,949
                                                                 ------------

             BELGIUM - 0.5%
         52  Arseus N.V. ......................................         1,475
         31  Barco N.V. .......................................         2,453


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             BELGIUM (CONTINUED)
         54  Gimv N.V. ........................................  $      2,667
        120  Mobistar S.A. ....................................         2,042
                                                                 ------------
                                                                        8,637
                                                                 ------------

             BERMUDA - 2.3%
        252  China Yuchai International Ltd. ..................         5,990
    145,003  CSI Properties Ltd. ..............................         5,609
     24,906  Emperor International Holdings ...................         7,033
      3,000  IT Ltd. ..........................................           956
     12,000  K Wah International Holdings Ltd. ................         6,467
      2,800  Man Wah Holdings Ltd. ............................         4,397
     47,000  Pacific Andes Resources Development Ltd. .........         4,945
      3,000  Soundwill Holdings Ltd. ..........................         5,469
                                                                 ------------
                                                                       40,866
                                                                 ------------

             CANADA - 9.4%
      1,665  Alacer Gold Corp. ................................         4,995
        166  Allied Properties Real Estate Investment Trust ...         5,231
        339  Artis Real Estate Investment Trust ...............         4,677
        284  AutoCanada, Inc. .................................        10,188
        209  Bellatrix Exploration Ltd. (b)....................         1,591
        150  Calfrac Well Services Ltd. .......................         4,558
        562  CanElson Drilling, Inc. ..........................         3,481
        246  Canyon Services Group, Inc. ......................         2,804
         65  Capital Power Corp. ..............................         1,341
         23  CCL Industries, Inc., Class B ....................         1,526
         30  Cogeco Cable, Inc. ...............................         1,411
        191  Crew Energy, Inc. (b).............................         1,035
        152  Element Financial Corp. (b).......................         1,918
        115  High Liner Foods, Inc. ...........................         4,053
        239  Horizon North Logistics, Inc. ....................         1,684
        525  International Forest Products Ltd., Class A (b)...         6,070
      1,085  InterRent Real Estate Investment Trust ...........         5,730
        248  Intertape Polymer Group, Inc. ....................         3,578
      3,946  Ithaca Energy, Inc. (b)...........................         9,692
        251  Legacy Oil + Gas, Inc. (b)........................         1,613
         57  Linamar Corp. ....................................         1,910
        453  Major Drilling Group International, Inc. .........         3,259
        742  MFC Industrial Ltd. ..............................         6,233
         58  Morguard Corp. ...................................         6,278
        383  Morguard Real Estate Investment Trust ............         6,083
      1,393  Nevsun Resources Ltd. ............................         4,436
         79  Norbord, Inc. ....................................         2,303
        322  NorthWest Healthcare Properties Real Estate
                Investment Trust ..............................         3,489
      1,180  Parex Resources, Inc. (b).........................         6,679
      1,105  Petrominerales Ltd. ..............................        12,551
        604  Primero Mining Corp. (b)..........................         3,289
        669  RMP Energy, Inc. (b)..............................         3,689
        399  Savanna Energy Services Corp. ....................         2,948

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
        112  Secure Energy Services, Inc. .....................  $      1,486
      1,075  SEMAFO, Inc. .....................................         2,588
        542  Sherritt International Corp. .....................         2,031
        253  Sierra Wireless, Inc. (b).........................         4,151
        471  TransGlobe Energy Corp. (b).......................         3,695
        557  Trinidad Drilling Ltd. ...........................         5,380
        731  Western Energy Services Corp. ....................         5,713
                                                                 ------------
                                                                      165,367
                                                                 ------------

             CAYMAN ISLANDS - 2.1%
    448,009  CST Mining Group Ltd. (b).........................         4,794
     19,000  Dorsett Hospitality International Ltd. ...........         4,165
     15,000  Honbridge Holdings Ltd. (b).......................         1,837
        165  Kolao Holdings ...................................         4,998
      4,000  Pico Far East Holdings Ltd. ......................         1,310
      5,500  SUNeVision Holdings Ltd. .........................         1,610
     20,000  TCC International Holdings Ltd. ..................         6,266
     85,002  Tongda Group Holdings Ltd. .......................         4,822
     13,000  Truly International Holdings .....................         7,543
                                                                 ------------
                                                                       37,345
                                                                 ------------

             DENMARK - 1.3%
        773  Alm Brand A/S (b).................................         2,748
        122  Auriga Industries (b).............................         4,127
        228  Bavarian Nordic A/S (b)...........................         2,730
        174  Genmab A/S (b)....................................         7,133
        195  Schouw & Co. .....................................         7,109
                                                                 ------------
                                                                       23,847
                                                                 ------------

             FINLAND - 0.9%
        326  Cramo OYJ ........................................         5,676
        411  Finnair OYJ ......................................         1,735
      1,820  Metsa Board OYJ ..................................         6,648
        147  Sanoma OYJ .......................................         1,227
                                                                 ------------
                                                                       15,286
                                                                 ------------

             FRANCE - 1.5%
         52  Boiron S.A. ......................................         3,404
        397  Groupe Steria SCA ................................         6,821
         14  LISI .............................................         1,989
        652  MPI ..............................................         2,717
         73  Rallye S.A. ......................................         2,666
         18  Sopra Group S.A. .................................         1,607
        658  Technicolor S.A. (b)..............................         3,445
        249  UBISOFT Entertainment (b).........................         3,850
                                                                 ------------
                                                                       26,499
                                                                 ------------

             GERMANY - 4.3%
        314  Aurelius AG ......................................        10,174

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
      1,140  Balda AG .........................................  $      7,629
         53  Bauer AG .........................................         1,326
         23  Bertrandt AG .....................................         2,896
        278  Deutsche Beteiligungs AG .........................         7,202
         98  Duerr AG .........................................         7,198
         97  Grammer AG .......................................         3,707
      1,165  Heidelberger Druckmaschinen AG (b)................         3,135
         93  KUKA AG ..........................................         4,029
        104  Leoni AG .........................................         6,325
         87  Rheinmetall AG ...................................         4,999
         13  Sartorius AG .....................................         1,452
        281  SMA Solar Technology AG ..........................         9,627
         25  Tipp24 SE (b).....................................         1,623
        278  Wacker Neuson SE .................................         4,137
                                                                 ------------
                                                                       75,459
                                                                 ------------

             GIBRALTAR - 0.2%
      1,054  888 Holdings PLC .................................         2,841
                                                                 ------------

             GREECE - 1.3%
      1,351  Ellaktor S.A. (b).................................         4,478
         79  Folli Follie Group (b)............................         2,052
        572  Intralot SA-Integrated Lottery Systems &
                Services ......................................         1,269
        565  JUMBO S.A. (b) ...................................         7,040
        206  Metka S.A. .......................................         3,447
        377  Public Power Corp. S.A. ..........................         4,269
                                                                 ------------
                                                                       22,555
                                                                 ------------

             GUERNSEY - 0.1%
      1,100  Stobart Group Ltd. ...............................         2,226
                                                                 ------------

             HONG KONG - 1.6%
     25,000  Emperor Watch & Jewellery Ltd. ...................         2,256
      2,201  Kowloon Development Co., Ltd. ....................         2,727
    210,504  Lai Sun Development (b)...........................         6,161
     19,500  Prosperity REIT ..................................         5,984
      8,000  Shun Tak Holdings Ltd. ...........................         4,497
     15,500  Sunlight Real Estate Investment Trust ............         6,056
                                                                 ------------
                                                                       27,681
                                                                 ------------

             IRELAND - 0.4%
        754  Aer Lingus Group PLC .............................         1,540
        410  Grafton Group PLC ................................         3,874
        837  Greencore Group PLC ..............................         1,999
                                                                 ------------
                                                                        7,413
                                                                 ------------

             ISRAEL - 0.2%
        345  Clal Industries and Investments Ltd. (b) .........         1,498
        785  Israel Discount Bank Ltd. (b).....................         1,414
                                                                 ------------
                                                                        2,912
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             ITALY - 3.5%
      6,776  A2A S.p.A. .......................................  $      6,619
        508  ACEA S.p.A. ......................................         4,948
        230  ASTM S.p.A. ......................................         2,832
      4,029  Banca Carige S.p.A. (b)...........................         2,584
      1,217  Banca Piccolo Credito Valtellinese Scarl (b)......         1,490
      1,064  Banco Popolare SC (b).............................         1,583
        168  Brembo S.p.A. ....................................         4,377
      1,363  Cam Finanziaria S.p.A. (b)........................         1,525
      4,035  CIR-Compagnie Industriali Riunite S.p.A. (b)......         6,381
         82  Cosmo Pharmaceuticals S.p.A. (b)..................         5,522
        243  Danieli & C Officine Meccaniche S.p.A. ...........         4,750
      2,473  Falck Renewables S.p.A. (b).......................         3,510
        171  Indesit Co., S.p.A. ..............................         1,641
      1,803  Iren S.p.A .......................................         2,200
      2,534  Milano Assicurazioni S.p.A. (b)...................         1,810
        198  Safilo Group S.p.A. (b)...........................         3,895
        717  Societa Iniziative Autostradali e Servizi S.p.A ..         7,052
                                                                 ------------
                                                                       62,719
                                                                 ------------

             JAPAN - 34.1%
        100  3-D Matrix Ltd. (b)...............................         4,095
         80  Adastria Holdings Co., Ltd. ......................         3,801
        600  Ai Holdings Corp. ................................         7,136
        200  Arc Land Sakamoto Co., Ltd. ......................         2,987
        300  Avex Group Holdings, Inc. ........................         8,729
      1,000  Calsonic Kansei Corp. ............................         5,341
        100  CREATE SD HOLDINGS Co., Ltd. .....................         3,652
      1,000  Daido Metal Co., Ltd. ............................        10,275
        500  Daifuku Co., Ltd. ................................         5,397
        200  Daikoku Denki Co., Ltd. ..........................         4,322
      2,000  Daikyo, Inc. .....................................         6,369
        200  Digital Garage, Inc. .............................         6,287
      1,000  Fujitec Co., Ltd. ................................        12,554
        200  G-Tekt Corp. .....................................         5,420
        600  GMO internet, Inc. ...............................         7,789
      1,000  GNI Group Ltd. (b)................................         5,117
        900  Gulliver International Co., Ltd. .................         5,375
        200  H.I.S. Co., Ltd. .................................        11,679
        100  HAJIME CONSTRUCTION Co., Ltd. ....................         6,450
        900  Haseko Corp. (b)..................................         6,437
        300  Heiwa Real Estate Co., Ltd. ......................         5,506
      1,000  Higashi Nihon House Co., Ltd. ....................         6,450
      1,000  Hokuetsu Kishu Paper Co., Ltd. ...................         4,720
        600  Hoosiers Holdings Co., Ltd. ......................         5,219
      1,000  Hosokawa Micron Corp. ............................         7,040
        200  IBJ Leasing Co., Ltd. ............................         5,199
          9  Ichigo Real Estate Investment Corp. ..............         5,961
        400  Iida Home Max ....................................         8,131
        900  Iino Kaiun Kaisha Ltd. ...........................         5,814

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      2,000  Iseki & Co., Ltd. ................................  $      7,081
      1,000  Itoki Corp. ......................................         5,209
      1,000  Iwatani Corp. ....................................         4,029
        200  J Trust Co., Ltd. ................................         3,577
      2,000  Jeol Ltd. ........................................         9,543
        100  Jin Co., Ltd. ....................................         3,754
      1,300  JP-Holdings, Inc. ................................         6,837
        400  Kamei Corp. ......................................         3,036
      1,000  Kanto Natural Gas Development Ltd. ...............         7,681
        400  Kohnan Shoji Co., Ltd. ...........................         4,383
        500  Konaka Co., Ltd. .................................         4,720
        100  Kusuri No Aoki Co., Ltd. .........................         6,521
        400  Kyokuto Securities Co., Ltd. .....................         7,073
        200  Kyoritsu Maintenance Co., Ltd. ...................         8,190
        500  Marusan Securities Co., Ltd. .....................         4,176
        500  Mirait Holdings Corp. ............................         4,258
      1,000  Mito Securities Co., Ltd. ........................         5,372
      1,000  Mitsuba Corp. ....................................        17,865
        200  Mitsubishi Shokuhin Co., Ltd. ....................         5,473
      1,000  Mitsui-Soko Co., Ltd. ............................         5,565
        200  Modec, Inc. ......................................         6,257
        200  MonotaRO Co., Ltd. ...............................         5,842
        300  NAC Co., Ltd. ....................................         4,895
        200  NEC Capital Solutions Ltd. .......................         4,840
        300  Nishio Rent All Co., Ltd. ........................         8,359
        400  Okabe Co., Ltd. ..................................         4,879
      1,000  Okasan Securities Group, Inc. ....................         9,187
        100  Okinawa Electric Power (The) Co., Inc. ...........         3,449
      1,000  OncoTherapy Science, Inc. (b).....................         4,232
        300  OYO Corp. ........................................         5,329
        200  Piolax, Inc. .....................................         6,257
      2,000  Prima Meat Packers Ltd. ..........................         4,191
      1,000  Sapporo Holdings Ltd. ............................         4,334
      1,000  Seiko Holdings Corp. .............................         4,252
      1,000  Senko Co., Ltd. ..................................         5,026
        200  Seria Co., Ltd. ..................................         6,196
      1,000  Shinmaywa Industries Ltd. ........................         7,772
        200  Ship Healthcare Holdings, Inc. ...................         7,783
      1,700  Skymark Airlines, Inc. ...........................         6,416
        900  Sodick Co., Ltd. .................................         4,349
      1,000  Sumikin Bussan Corp. (c) .........................         3,612
        500  Sumitomo Densetsu Co., Ltd. ......................         6,801
      1,000  Sumitomo Warehouse (The) Co., Ltd. ...............         6,206
        600  T-Gaia Corp. .....................................         6,189
        200  Tachi-S Co., Ltd. ................................         3,026
          4  Tact Home Co., Ltd. ..............................         8,830
      1,700  Takara Leben Co., Ltd. ...........................         5,811

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        300  Temp Holdings Co., Ltd. ..........................  $      7,563
      1,000  Toagosei Co., Ltd. ...............................         4,446
        200  Toho Holdings Co., Ltd. ..........................         3,642
        300  Tokai Rika Co., Ltd. .............................         6,336
        200  Tokai Tokyo Financial Holdings, Inc. .............         1,666
         80  Token Corp. ......................................         4,427
      1,000  Tokyo Dome Corp. .................................         7,803
        500  Topre Corp. ......................................         6,419
      1,000  Toshiba TEC Corp. ................................         6,145
        400  Touei Housing Corp. ..............................         9,388
      1,000  Toyo Kanetsu KK ..................................         2,991
      1,000  Toyo Tire & Rubber Co., Ltd. .....................         6,012
        200  TS Tech Co., Ltd. ................................         7,854
        200  UKC Holdings Corp. ...............................         3,746
        200  United Arrows Ltd. ...............................         8,403
        200  Universal Entertainment Corp. ....................         4,254
        700  UNY Group Holdings Co., Ltd. .....................         4,508
        600  VT Holdings Co., Ltd. ............................         8,063
        600  Wacom Co., Ltd. ..................................         5,732
        100  Welcia Holdings Co., Ltd. ........................         5,280
        600  West Holdings Corp. ..............................         8,356
        400  Yellow Hat Ltd. ..................................         7,484
        300  Yondoshi Holdings, Inc. ..........................         4,151
        300  Yorozu Corp. .....................................         5,948
                                                                 ------------
                                                                      602,532
                                                                 ------------

             JERSEY - 0.5%
      8,948  Centamin PLC (b)..................................         6,435
        558  Regus PLC ........................................         1,644
                                                                 ------------
                                                                        8,079
                                                                 ------------

             MARSHALL ISLANDS - 1.3%
        126  Diana Shipping, Inc. (b)..........................         1,521
        659  DryShips, Inc. (b)................................         2,333
      1,470  Navios Maritime Holdings, Inc. ...................        10,466
      1,355  Safe Bulkers, Inc. ...............................         9,214
                                                                 ------------
                                                                       23,534
                                                                 ------------

             NETHERLANDS - 2.1%
         49  Arcadis N.V. .....................................         1,401
        172  Koninklijke Ten Cate N.V. ........................         4,852
      3,354  PostNL N.V. (b)...................................        14,506
      1,656  Royal Imtech N.V. (b).............................         4,494
      1,590  SNS REAAL N.V. (b) (c)............................             0
      1,682  TomTom N.V. (b)...................................        12,031
                                                                 ------------
                                                                       37,284
                                                                 ------------

             NEW ZEALAND - 0.1%
      1,045  Air New Zealand Ltd. .............................         1,315
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY - 0.7%
        186  Norwegian Air Shuttle AS (b)......................  $      6,722
        612  Wilh Wilhelmsen ASA ..............................         5,801
                                                                 ------------
                                                                       12,523
                                                                 ------------

             PORTUGAL - 1.0%
      1,091  Altri SGPS S.A. ..................................         2,869
      1,690  Mota-Engil SGPS S.A. .............................         6,699
        149  Semapa-Sociedade de Investimento e Gestao ........         1,399
      2,487  Sonaecom SGPS S.A. ...............................         6,911
                                                                 ------------
                                                                       17,878
                                                                 ------------

             SINGAPORE - 3.2%
      2,000  AIMS AMP Capital Industrial REIT .................         2,391
      8,000  Chip Eng Seng Corp. Ltd. .........................         4,400
      2,000  CWT Ltd. .........................................         2,232
      5,000  Frasers Commercial Trust .........................         5,022
      4,000  Guthrie GTS Ltd. .................................         2,806
      4,000  Ho Bee Investment Ltd. ...........................         6,664
     10,000  Jaya Holdings Ltd. ...............................         5,380
     10,000  Lippo Malls Indonesia Retail Trust ...............         3,467
      1,000  Mapletree Commercial Trust .......................           968
      9,000  Perennial China Retail Trust .....................         3,802
      1,000  Super Group Ltd. .................................         3,380
      5,000  Swiber Holdings Ltd. .............................         2,591
     23,000  Tuan Sing Holdings Ltd. ..........................         6,050
      1,000  Vard Holdings Ltd. (b) ...........................           694
      4,000  Wing Tai Holdings Ltd. ...........................         6,536
                                                                 ------------
                                                                       56,383
                                                                 ------------

             SOUTH KOREA - 10.9%
        119  AtlasBX Co., Ltd. ................................         4,164
         86  Chong Kun Dang Pharm Corp. .......................         5,418
         90  CJ CGV Co., Ltd. .................................         4,606
         51  CTC BIO, Inc. ....................................         1,163
        400  Daeduck Electronics Co. ..........................         3,387
        670  Daekyo Co., Ltd. .................................         4,283
        210  Daesang Corp. ....................................         6,546
        310  Daishin Securities Co., Ltd. .....................         2,671
        240  Dongyang Mechatronics Corp. ......................         2,747
        830  Doosan Engine Co., Ltd. (b).......................         7,345
         24  Fila Korea Ltd. ..................................         1,563
        120  Global & Yuasa Battery Co., Ltd. .................         5,941
         16  GS Home Shopping, Inc. ...........................         3,704
        100  Handsome Co., Ltd. ...............................         2,680
        420  Hanil E-Wha Co., Ltd. ............................         7,132
        410  Hankook Tire Worldwide Co., Ltd. .................         9,690
         28  Hanmi Pharm Co., Ltd. (b).........................         3,752
        180  Hitejinro Holdings Co., Ltd. .....................         2,094
        240  Huvis Corp. ......................................         2,524

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
         55  Hyosung Corp. ....................................  $      3,670
         60  Hyundai Corp. ....................................         1,555
        750  Hyundai Hy Communications & Networks Co., Ltd. ...         3,545
        240  Jahwa Electronics Co., Ltd. ......................         4,377
        540  JB Financial Group Co., Ltd. (b)..................         3,533
        112  Kolon Industries, Inc. ...........................         5,930
         77  Korea District Heating Corp. .....................         7,086
        460  Kwang Dong Pharmaceutical Co., Ltd. ..............         3,343
        150  LG Fashion Corp. .................................         4,215
          4  Lotte Food Co., Ltd. .............................         2,505
         26  Medy-Tox, Inc. ...................................         3,815
         63  MegaStudy Co., Ltd. ..............................         4,455
        165  OCI Materials Co., Ltd. ..........................         5,504
          5  Ottogi Corp. .....................................         1,742
        408  Partron Co., Ltd. ................................         6,701
        270  Pyeong Hwa Automotive Co., Ltd. ..................         6,369
        120  S&T Dynamics Co., Ltd. ...........................         1,580
         25  Samchully Co., Ltd. ..............................         3,234
        140  Seah Besteel Corp. ...............................         3,960
         75  SeAH Steel Corp. .................................         6,525
         20  Shinsegae International Co., Ltd. ................         1,669
         23  Sindoh Co., Ltd. .................................         1,331
         72  SK Gas Co., Ltd. .................................         5,065
        420  SL Corp. .........................................         6,077
          7  Taekwang Industrial Co., Ltd. ....................         7,816
          4  Young Poong Corp. ................................         5,568
                                                                 ------------
                                                                      192,580
                                                                 ------------

             SPAIN - 0.7%
      1,627  Abengoa S.A. .....................................         4,732
      1,478  ENCE Energia y Celulosa S.A. .....................         5,159
        215  Pescanova S.A. (b)................................         1,719
                                                                 ------------
                                                                       11,610
                                                                 ------------

             SWEDEN - 1.1%
        279  BillerudKorsnas AB ...............................         2,815
        191  Fastighets AB Balder (b)..........................         1,560
        260  Nolato AB ........................................         4,329
      3,248  SAS AB (b)........................................        11,422
                                                                 ------------
                                                                       20,126
                                                                 ------------

             SWITZERLAND - 1.3%
         60  Autoneum Holding AG ..............................         7,205
         76  BKW AG ...........................................         2,643
        143  Gategroup Holding AG (b)..........................         3,661
         49  Implenia AG ......................................         2,953
         14  Komax Holding AG .................................         1,926
          2  Vetropack Holding AG .............................         4,047
                                                                 ------------
                                                                       22,435
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM - 7.1%
        917  African Barrick Gold PLC .........................  $      2,435
        120  Bovis Homes Group PLC ............................         1,397
        325  Carillion PLC ....................................         1,645
      1,757  Carphone Warehouse Group PLC .....................         6,720
        148  Computacenter PLC ................................         1,281
        734  CSR PLC ..........................................         6,120
         58  Dignity PLC ......................................         1,361
      5,238  Dixons Retail PLC (b).............................         3,957
        617  EnQuest PLC (b)...................................         1,302
        193  Galliford Try PLC ................................         3,249
      1,141  Home Retail Group PLC ............................         3,105
        883  HomeServe PLC ....................................         3,674
        532  Interserve PLC ...................................         4,836
        326  Keller Group PLC .................................         5,483
      2,682  Lookers PLC ......................................         5,406
        566  Northgate PLC ....................................         3,940
        560  Ocado Group PLC (b)...............................         3,590
        727  Pace PLC .........................................         2,988
        274  Paragon Group of Cos. PLC ........................         1,384
     15,560  Pendragon PLC ....................................         8,565
      2,087  Petropavlovsk PLC ................................         2,602
        854  QinetiQ Group PLC ................................         2,649
        559  SIG PLC ..........................................         1,681
        957  Smiths News PLC ..................................         3,176
        236  SOCO International PLC ...........................         1,503
      1,816  Speedy Hire PLC ..................................         1,911
        441  SVG Capital PLC (b)...............................         2,776
      4,567  Thomas Cook Group PLC (b).........................        11,342
      4,707  Trinity Mirror PLC (b)............................         9,449
      1,255  Vesuvius PLC .....................................         9,078
        258  Workspace Group PLC ..............................         1,896
        417  Xaar PLC .........................................         5,387
                                                                 ------------
                                                                      125,888
                                                                 ------------

             UNITED STATES - 0.1%
        257  Diligent Board Member Services, Inc. (b)..........         1,217
                                                                 ------------

             VIRGIN ISLANDS (BRITISH) - 0.0%
         99  Nam Tai Electronics, Inc. ........................           769
                                                                 ------------

             TOTAL INVESTMENTS - 99.6% ........................     1,758,770
             (Cost $1,605,854) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ..........         7,088
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $  1,765,858
                                                                 ============

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $276,545 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $123,629.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Australia.................................  $        91,858  $      91,858  $            --  $           --
    Austria...................................            5,157          5,157               --              --
    Bahamas...................................            5,949          5,949               --              --
    Belgium...................................            8,637          8,637               --              --
    Bermuda...................................           40,866         40,866               --              --
    Canada....................................          165,367        165,367               --              --
    Cayman Islands............................           37,345         37,345               --              --
    Denmark...................................           23,847         23,847               --              --
    Finland...................................           15,286         15,286               --              --
    France....................................           26,499         26,499               --              --
    Germany...................................           75,459         75,459               --              --
    Gibraltar.................................            2,841          2,841               --              --
    Greece....................................           22,555         22,555               --              --
    Guernsey..................................            2,226          2,226               --              --
    Hong Kong.................................           27,681         27,681               --              --
    Ireland...................................            7,413          7,413               --              --
    Israel....................................            2,912          2,912               --              --
    Italy.....................................           62,719         62,719               --              --
    Japan.....................................          602,532        598,920            3,612              --
    Jersey....................................            8,079          8,079               --              --
    Marshall Islands..........................           23,534         23,534               --              --
    Netherlands...............................           37,284         37,284               --(+)           --
    New Zealand...............................            1,315          1,315               --              --
    Norway....................................           12,523         12,523               --              --
    Portugal..................................           17,878         17,878               --              --
    Singapore.................................           56,383         56,383               --              --
    South Korea...............................          192,580        192,580               --              --
    Spain.....................................           11,610         11,610               --              --
    Sweden....................................           20,126         20,126               --              --
    Switzerland...............................           22,435         22,435               --              --
    United Kingdom............................          125,888        125,888               --              --
    United States.............................            1,217          1,217               --              --
    Virgin Islands (British)..................              769            769               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $     1,758,770  $   1,755,158  $         3,612  $           --
                                                ===============  =============  ===============  ==============

(+) Investment is valued at zero.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $513,556 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.



INDUSTRY                                                         % OF NET ASSETS
--------------------------------------------------------------------------------
Auto Components                                                        8.3%
Specialty Retail                                                       6.6
Machinery                                                              5.8
Real Estate Management & Development                                   4.8
Metals & Mining                                                        4.5
Oil, Gas & Consumable Fuels                                            4.4
Household Durables                                                     4.4
Construction & Engineering                                             4.2
Real Estate Investment Trusts                                          3.2
Capital Markets                                                        3.1
Trading Companies & Distributors                                       3.0
Hotels, Restaurants & Leisure                                          2.9
Energy Equipment & Services                                            2.2
Media                                                                  2.2
Chemicals                                                              2.1
Electronic Equipment, Instruments & Components                         2.1
Food Products                                                          2.1
Marine                                                                 2.0
Commercial Services & Supplies                                         1.9
Paper & Forest Products                                                1.8
Industrial Conglomerates                                               1.7
Airlines                                                               1.6
Biotechnology                                                          1.6
Food & Staples Retailing                                               1.6
Transportation Infrastructure                                          1.2
Pharmaceuticals                                                        1.2
Semiconductors & Semiconductor Equipment                               1.1
Textiles, Apparel & Luxury Goods                                       1.1
Air Freight & Logistics                                                1.1
Health Care Equipment & Supplies                                       1.1
IT Services                                                            1.0
Diversified Consumer Services                                          0.8
Multi-Utilities                                                        0.8
Health Care Providers & Services                                       0.7
Professional Services                                                  0.7
Communications Equipment                                               0.6
Computers & Peripherals                                                0.6
Commercial Banks                                                       0.6
Internet & Catalog Retail                                              0.6


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

INDUSTRY (CONTINUED)                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Electric Utilities                                                     0.6
Gas Utilities                                                          0.6
Internet Software & Services                                           0.5
Containers & Packaging                                                 0.5
Road & Rail                                                            0.5
Wireless Telecommunication Services                                    0.5
Building Products                                                      0.5
Leisure Equipment & Products                                           0.5
Office Electronics                                                     0.4
Distributors                                                           0.4
Diversified Financial Services                                         0.4
Beverages                                                              0.4
Construction Materials                                                 0.4
Multiline Retail                                                       0.3
Software                                                               0.3
Automobiles                                                            0.3
Independent Power Producers & Energy Traders                           0.3
Insurance                                                              0.3
Aerospace & Defense                                                    0.2
Consumer Finance                                                       0.2
Diversified Telecommunication Services                                 0.1
Thrifts & Mortgage Finance                                             0.1
---------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     99.6
NET OTHER ASSETS AND LIABILITIES                                       0.4
                                                                     ------
TOTAL                                                                100.0%
                                                                     ======

                                                                   % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                                  INVESTMENTS
--------------------------------------------------------------------------------
Japanese Yen                                                          34.3%
Euro                                                                  15.9
South Korean Won                                                      11.2
Canadian Dollar                                                        9.1
British Pound Sterling                                                 8.2
Hong Kong Dollar                                                       5.2
Australian Dollar                                                      5.1
Singapore Dollar                                                       3.5
US Dollar                                                              2.1
Danish Krone                                                           1.7
Swiss Franc                                                            1.6
Swedish Krona                                                          1.1
Norwegian Krone                                                        0.7
Israeli Shekel                                                         0.2
New Zealand Dollar                                                     0.1
                                                                     ------
Total                                                                100.0%
                                                                     ======



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.4%

             AUSTRIA - 0.9%
     17,163  CAT Oil AG .......................................  $    333,773
                                                                 ------------

             BERMUDA - 7.8%
     42,842  Alliance Oil Co., Ltd., (b).......................       322,180
  1,374,959  China Oil and Gas Group Ltd. .....................       195,007
  2,043,210  CITIC Resources Holdings Ltd. (b).................       292,418
  5,362,730  Hanergy Solar Group Ltd. (b)......................       968,014
    473,000  Huabao International Holdings Ltd. ...............       198,814
    360,250  Newocean Energy Holdings Ltd. ....................       240,603
    201,000  People's Food Holdings Ltd. ......................       185,050
  3,128,083  REXLot Holdings Ltd. .............................       241,990
    407,000  Skyworth Digital Holdings Ltd. ...................       194,162
    484,000  TPV Technology Ltd. ..............................        99,847
                                                                 ------------
                                                                    2,938,085
                                                                 ------------

             BRAZIL - 2.2%
     26,119  Contax Participacoes S.A. (Preference Shares) ....        44,076
     13,946  Eletropaulo Metropolitana Eletricidade de Sao
                Paulo S.A. (Preference  Shares) ...............        53,800
     33,638  JSL S.A. .........................................       225,235
     49,699  Paranapanema S.A. (b).............................       108,085
     31,346  Profarma Distribuidora de Produtos Farmaceuticos
                S.A. ..........................................       250,338
     89,558  Rossi Residencial S.A. (b) .......................       128,096
                                                                 ------------
                                                                      809,630
                                                                 ------------

             CAYMAN ISLANDS - 21.4%
  1,179,826  361 Degrees International Ltd. ...................       290,549
    396,000  Anton Oilfield Services Group ....................       262,948
    420,875  Chaowei Power Holdings Ltd. ......................       173,106
    753,000  China Fishery Group Ltd. .........................       249,089
  1,271,162  China Lumena New Materials Corp. .................       249,122
     11,550  China Metal Recycling Holdings Ltd. (b) (c).......        14,043
    923,980  China Properties Group Ltd. (b)...................       246,604
    544,500  China Sanjiang Fine Chemicals Co., Ltd. ..........       229,569
    237,872  China Shanshui Cement Group Ltd. .................        91,396
  1,186,602  China Vanadium Titano - Magnetite Mining Co.,
                Ltd. (b) ......................................       180,532
  1,039,480  China Wireless Technologies Ltd. .................       416,816
    810,680  China Zhongwang Holdings Ltd. (b).................       245,632
    316,229  CIMC Enric Holdings Ltd. .........................       424,036
    353,357  Dongyue Group ....................................       172,216
  1,361,230  Fantasia Holdings Group Co., Ltd. ................       215,876
  1,234,731  Hidili Industry International Development
                Ltd. (b).......................................       213,327
    335,500  Hilong Holding Ltd. ..............................       195,091
     62,749  Himax Technologies, Inc., ADR ....................       627,490
    440,000  Honghua Group Ltd. ...............................       128,779
    440,001  Ju Teng International Holdings Ltd. ..............       258,127
    727,600  Kaisa Group Holdings Ltd. (b).....................       203,573
    830,194  MIE Holdings Corp. ...............................       176,616
  2,124,089  Peak Sport Products Co., Ltd. ....................       509,394
  1,475,352  Powerlong Real Estate Holdings Ltd. ..............       292,944

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
  5,708,900  Renhe Commercial Holdings Co., Ltd. (b)...........  $    323,872
     11,689  Silicon Motion Technology Corp., ADR .............       152,658
    296,979  Sunny Optical Technology Group Co., Ltd. .........       309,772
    352,000  TCL Multimedia Technology Holdings Ltd. ..........       167,470
    307,120  Tianneng Power International Ltd. ................       118,399
    705,373  XTEP International Holdings ......................       332,865
    634,178  Yashili International Holdings Ltd. (c)...........       295,997
    319,000  Yip's Chemical Holdings Ltd. .....................       277,216
                                                                 ------------
                                                                    8,045,124
                                                                 ------------

             CHILE - 1.2%
    230,478  Empresas Hites S.A. ..............................       212,328
  9,676,391  Invexans S.A. ....................................       241,550
                                                                 ------------
                                                                      453,878
                                                                 ------------

             CHINA - 6.5%
    536,250  Anhui Expressway Co. .............................       292,466
    385,000  Baoye Group Co., Ltd. ............................       256,637
    252,979  China Suntien Green Energy Corp., Ltd. ...........        76,651
  1,930,459  Chongqing Machinery & Electric Co., Ltd. .........       238,946
  1,093,102  Guodian Technology & Environment Group Corp.,
                Ltd. ..........................................       221,273
    110,000  Shandong Luoxin Pharmacy Stock Co., Ltd. .........       121,546
    365,750  Shenzhen Expressway Co., Ltd. ....................       139,115
    846,980  Sichuan Expressway Co., Ltd. .....................       244,618
    655,858  Sinotrans Ltd. ...................................       172,508
    315,000  Tianjin ZhongXin Pharmaceutical Group Corp.,
                Ltd. ..........................................       289,800
     60,500  Tong Ren Tang Technologies Co., Ltd. .............       194,233
    371,250  Xinhua Winshare Publishing and Media Co., Ltd. ...       204,391
                                                                 ------------
                                                                    2,452,184
                                                                 ------------

             EGYPT - 1.1%
      9,697  Eastern Tobacco ..................................       132,336
  3,231,409  Orascom Telecom Media And Technology Holding
                SAE ...........................................       276,648
                                                                 ------------
                                                                      408,984
                                                                 ------------

             HONG KONG - 4.0%
    892,358  BYD Electronic International Co., Ltd. (b)........       400,393
  2,041,515  China South City Holdings Ltd. ...................       652,788
    405,622  CITIC Telecom International Holdings Ltd. ........       116,102
    341,001  Shenzhen Investment Ltd. .........................       137,176
    264,000  Tianjin Development Holdings Ltd. (b).............       177,341
                                                                 ------------
                                                                    1,483,800
                                                                 ------------

             HUNGARY - 1.7%
      4,466  EGIS Pharmaceuticals PLC .........................       562,720
     38,875  Magyar Telekom Telecommunications PLC ............        54,111
                                                                 ------------
                                                                      616,831
                                                                 ------------

             INDONESIA - 7.0%
  2,606,544  Agung Podomoro Land Tbk PT .......................        63,025

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             INDONESIA (CONTINUED)
  1,863,557  Alam Sutera Realty Tbk PT ........................  $     96,557
    738,520  Bank Bukopin Tbk PT ..............................        40,816
  2,828,375  Borneo Lumbung Energi & Metal Tbk PT (b)..........        53,734
    615,433  Ciputra Development Tbk PT .......................        52,083
    237,381  Ciputra Surya Tbk PT .............................        44,073
    363,205  Citra Marga Nusaphala Persada Tbk PT (b)..........       100,368
    781,965  Erajaya Swasembada Tbk PT ........................        96,564
    226,356  Garda Tujuh Buana Tbk PT (b)......................        21,893
  1,634,430  Indika Energy Tbk PT .............................       104,446
  4,583,924  Intiland Development Tbk PT ......................       126,672
  1,055,031  Japfa Comfeed Indonesia Tbk PT ...................       126,640
  4,499,275  Kawasan Industri Jababeka Tbk PT .................        97,135
    396,816  Lippo Cikarang Tbk PT (b).........................       178,190
  1,460,808  Matahari Putra Prima Tbk PT ......................       258,606
     24,527  Mayora Indah Tbk PT ..............................        67,036
    146,081  Mitra Adiperkasa Tbk PT ..........................        78,213
  3,452,823  Pakuwon Jati Tbk PT ..............................        84,979
 10,851,736  Panin Financial Tbk PT (b)........................       160,246
  2,769,453  Pembangunan Perumahan Persero Tbk PT .............       267,857
    537,107  Summarecon Agung Tbk PT ..........................        43,136
    410,292  Surya Semesta Internusa Tbk PT ...................        25,510
  1,557,819  Tiga Pilar Sejahtera Food Tbk ....................       168,158
  1,641,158  Wijaya Karya Persero Tbk PT ......................       272,109
                                                                 ------------
                                                                    2,628,046
                                                                 ------------

             MALAYSIA - 4.6%
    164,400  DRB-Hicom Bhd ....................................       134,163
  2,036,700  JCY International Bhd ............................       393,656
    158,800  KLCC Property Holdings Bhd .......................       313,264
    290,800  Kulim Malaysia Bhd ...............................       292,629
    350,000  Mudajaya Group Bhd ...............................       292,069
    264,500  Pavilion Real Estate Investment Trust ............       110,360
    202,600  UOA Development Bhd ..............................       137,988
     87,900  WCT Holdings Bhd .................................        66,070
                                                                 ------------
                                                                    1,740,199
                                                                 ------------

             MALTA - 0.2%
     18,169  Brait SE (b)......................................        77,361
                                                                 ------------

             MEXICO - 1.8%
     71,364  Alsea SAB de C.V. ................................       199,707
    229,786  Corp. GEO SAB de C.V. (b) (c).....................        29,141
    135,614  Desarrolladora Homex SAB de C.V. (b)..............        48,073
    102,403  Empresas ICA SAB de C.V. (b)......................       217,644
     96,344  Grupo Famsa SAB de C.V. (b).......................       189,089
                                                                 ------------
                                                                      683,654
                                                                 ------------

             PHILIPPINES - 1.9%
    621,900  Atlas Consolidated Mining & Development ..........       174,258
  1,409,000  Filinvest Land, Inc. .............................        51,778

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             PHILIPPINES (CONTINUED)
    106,320  First Philippine Holdings Corp. ..................  $    182,898
    449,300  GMA Holdings, Inc. ...............................        75,124
  1,933,700  Lopez Holdings Corp. .............................       201,186
    236,900  SM Development Corp. (c)..........................        37,053
                                                                 ------------
                                                                      722,297
                                                                 ------------

             POLAND - 2.4%
      5,298  Asseco Poland S.A. ...............................        82,553
     44,943  Enea S.A. ........................................       203,642
     20,926  Eurocash S.A. ....................................       322,449
      3,854  Grupa Azoty S.A. .................................        91,325
     16,319  Grupa Lotos S.A. (b)..............................       192,305
                                                                 ------------
                                                                      892,274
                                                                 ------------

             RUSSIA - 2.4%
      8,053  Acron JSC (c).....................................       249,781
    203,769  Aeroflot - Russian Airlines OJSC (c)..............       343,687
  3,296,608  Mosenergo OAO (c).................................       105,610
989,979,702  TGK-1 OAO (c).....................................       191,066
                                                                 ------------
                                                                      890,144
                                                                 ------------

             SINGAPORE - 0.9%
    352,000  China Minzhong Food Corp., Ltd. (b)...............       315,651
                                                                 ------------

             SOUTH AFRICA - 5.6%
    168,843  Capital Property Fund ............................       177,920
     85,960  Emira Property Fund ..............................       126,026
     37,903  EOH Holdings Ltd. ................................       269,429
      5,574  Hosken Consolidated Investments Ltd. .............        72,843
     12,303  Invicta Holdings Ltd. ............................       118,211
     36,055  JD Group Ltd. ....................................       112,400
     19,421  Lewis Group Ltd. .................................       126,369
      8,050  Oceana Group Ltd. ................................        67,541
      3,968  Omnia Holdings Ltd. ..............................        79,828
     29,880  Palabora Mining Co., Ltd. (b).....................       345,070
     85,574  Pinnacle Technology Holdings Ltd. ................       195,179
    129,120  Super Group Ltd. (b)..............................       313,147
     41,837  Telkom S.A. SOC Ltd. (b)..........................       101,798
                                                                 ------------
                                                                    2,105,761
                                                                 ------------

             TAIWAN - 10.7%
     41,911  A-DATA Technology Co., Ltd. ......................       114,959
     74,917  Ability Enterprise Co., Ltd. .....................        56,124
     78,667  AcBel Polytech, Inc. .............................        85,939
    312,176  Ardentec Corp. ...................................       197,439
    370,749  Cathay Real Estate Development Co., Ltd. .........       256,428
    116,540  Chin-Poon Industrial Co. .........................       213,632
    106,985  China Metal Products .............................       140,575
    389,581  CMC Magnetics Corp. (b)...........................        68,385
    177,851  Continental Holdings Corp. .......................        63,159

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TAIWAN (CONTINUED)
     69,330  Darfon Electronics Corp. .........................  $     44,904
     48,704  Eclat Textile Co., Ltd. ..........................       427,459
    184,969  Feng TAY Enterprise Co., Ltd. ....................       444,171
    183,436  Formosan Rubber Group, Inc. ......................       152,000
    405,014  Grand Pacific Petrochemical ......................       287,662
      5,639  Hermes Microvision, Inc. .........................       164,019
     64,321  Hung Poo Real Estate Development Corp. ...........        65,480
     79,515  Kenda Rubber Industrial Co., Ltd. ................       159,476
    101,250  King Yuan Electronics Co., Ltd. ..................        69,687
     20,351  Medigen Biotechnology Corp. (b)...................       136,284
     34,086  Merida Industry Co., Ltd. ........................       221,345
     40,827  Powertech Technology, Inc. .......................        76,774
    418,950  Rich Development Co., Ltd. .......................       181,370
     66,839  Sigurd Microelectronics Corp. ....................        64,201
     76,033  Sincere Navigation Corp. .........................        74,832
    148,212  Vanguard International Semiconductor Corp. .......       162,162
     45,451  Wei Chuan Foods Corp. ............................        88,698
                                                                 ------------
                                                                    4,017,164
                                                                 ------------

             THAILAND - 7.3%
     83,800  Amata Corp. PCL ..................................        46,883
    111,500  Bangchak Petroleum PCL ...........................       113,175
  2,239,400  Bangkokland PCL ..................................       108,820
    210,900  Central Plaza Hotel PCL ..........................       257,894
    413,800  CH Karnchang PCL .................................       276,484
    474,800  Hemaraj Land and Development PCL .................        47,055
  1,442,747  Italian-Thai Development PCL (b)..................       216,781
  2,307,700  Quality Houses PCL ...............................       234,606
     72,300  Samart Corp. PCL .................................        43,916
  2,103,800  Sansiri PCL ......................................       154,691
    288,629  Sino Thai Engineering & Construction PCL .........       209,459
    135,625  Somboon Advance Technology PCL ...................        77,612
    241,300  SPCG PCL (b)......................................       183,598
    343,200  STP & I PCL ......................................       204,077
     74,900  Thai Airways International PCL ...................        47,651
     44,600  Thanachart Capital PCL ...........................        47,765
    325,700  Ticon Industrial Connection PCL ..................       169,722
    230,400  Toyo-Thai Corp. PCL ..............................       276,215
    110,000  Vinythai PCL .....................................        38,331
                                                                 ------------
                                                                    2,754,735
                                                                 ------------

             TURKEY - 7.8%
    111,005  Akfen Holding A.S. ...............................       231,896
    100,423  Aksa Akrilik Kimya Sanayii .......................       424,550
     64,462  Alarko Holding A.S. ..............................       182,531
    126,941  Albaraka Turk Katilim Bankasi A.S. (b)............       104,944
    297,044  Anadolu Anonim Tuerk Sigorta Sirketi (b)..........       189,692
     54,521  Dogus Otomotiv Servis ve Ticaret A.S. ............       235,892
     22,504  Gubre Fabrikalari TAS (b).........................       163,763

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
    275,171  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
                A.S. (b).......................................  $    153,928
     47,786  Koza Anadolu Metal Madencilik Isletmeleri
                A.S. (b).......................................        97,462
      4,340  Otokar Otomotiv Ve Savunma Sanayi A.S. ...........       132,668
     39,668  Petkim Petrokimya Holding A.S. (b)................        53,413
    287,831  Sekerbank TAS (b).................................       267,876
    132,020  Torunlar Gayrimenkul Yatirim Ortakligi A.S. ......       221,553
    166,804  Turcas Petrol A.S. ...............................       235,336
     24,753  Yazicilar Holding A.S. ...........................       240,784
                                                                 ------------
                                                                    2,936,288
                                                                 ------------

             TOTAL INVESTMENTS - 99.4% ........................    37,305,863
             (Cost $39,091,102) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.6% ..........       242,409
                                                                 ------------

             NET ASSETS - 100.0% ..............................  $ 37,548,272
                                                                 ============

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,123,467 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,908,706.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Austria...................................  $       333,773  $     333,773  $            --  $           --
    Bermuda...................................        2,938,085      2,938,085               --              --
    Brazil....................................          809,630        809,630               --              --
    Cayman Islands............................        8,045,124      7,735,084          310,040              --
    Chile.....................................          453,878        453,878               --              --
    China.....................................        2,452,184      2,452,184               --              --
    Egypt.....................................          408,984        408,984               --              --
    Hong Kong.................................        1,483,800      1,483,800               --              --
    Hungary...................................          616,831        616,831               --              --
    Indonesia.................................        2,628,046      2,628,046               --              --
    Malaysia..................................        1,740,199      1,740,199               --              --
    Malta.....................................           77,361         77,361               --              --
    Mexico....................................          683,654        654,513           29,141              --
    Philippines...............................          722,297        685,244           37,053              --
    Poland....................................          892,274        892,274               --              --
    Russia....................................          890,144             --          890,144              --
    Singapore.................................          315,651        315,651               --              --
    South Africa..............................        2,105,761      2,105,761               --              --
    Taiwan....................................        4,017,164      4,017,164               --              --
    Thailand..................................        2,754,735      2,754,735               --              --
    Turkey....................................        2,936,288      2,936,288               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    37,305,863  $  36,039,485  $     1,266,378  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stocks valued at $831,766 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                          11.1%
        Construction & Engineering                                     7.0
        Semiconductors & Semiconductor Equipment                       6.9
        Textiles, Apparel & Luxury Goods                               6.5
        Chemicals                                                      6.0
        Food Products                                                  4.9

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Metals & Mining                                                4.6%
        Oil, Gas & Consumable Fuels                                    4.5
        Pharmaceuticals                                                3.1
        Industrial Conglomerates                                       3.0
        Real Estate Investment Trusts                                  2.5
        Electronic Equipment, Instruments & Components                 2.5
        Energy Equipment & Services                                    2.4
        Communications Equipment                                       2.2
        Computers & Peripherals                                        2.1
        Transportation Infrastructure                                  2.1
        Multiline Retail                                               2.0
        Electric Utilities                                             2.0
        Hotels, Restaurants & Leisure                                  1.9
        Household Durables                                             1.5
        Machinery                                                      1.5
        Specialty Retail                                               1.5
        Electrical Equipment                                           1.5
        Auto Components                                                1.4
        Commercial Banks                                               1.2
        Distributors                                                   1.2
        Trading Companies & Distributors                               1.1
        Airlines                                                       1.0
        Insurance                                                      0.9
        Food & Staples Retailing                                       0.9
        Leisure Equipment & Products                                   0.7
        Wireless Telecommunication Services                            0.7
        Media                                                          0.7
        Diversified Telecommunication Services                         0.7
        IT Services                                                    0.7
        Health Care Providers & Services                               0.7
        Road & Rail                                                    0.6
        Gas Utilities                                                  0.5
        Independent Power Producers & Energy Traders                   0.5
        Air Freight & Logistics                                        0.5
        Biotechnology                                                  0.4
        Automobiles                                                    0.4
        Tobacco                                                        0.4
        Construction Materials                                         0.2
        Software                                                       0.2
        Capital Markets                                                0.2
        Marine                                                         0.2
        Commercial Services & Supplies                                 0.1
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.4
        NET OTHER ASSETS AND LIABILITIES                               0.6
                                                                     ------
        TOTAL                                                        100.0%
                                                                     ======


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following eighteen funds. The shares of each fund are listed and traded on the NYSE Arca, Inc.

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (ticker "FKO")
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (ticker "FDT") First Trust Emerging Markets AlphaDEX(R) Fund - (ticker "FEM")
      First Trust Germany AlphaDEX(R) Fund - (ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (ticker "FKU")
      First Trust Taiwan AlphaDEX(R) Fund - (ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (ticker "FEMS")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)


      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2013, only FDT and FEM have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the Funds sustain losses as a result of a borrower's default, BBH indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

                             LICENSING INFORMATION

Each equity index that each of the Funds seeks to track (collectively, the "Indices" or the "Defined Index Series") is compiled by S&P Dow Jones Indices LLC ("S&P"). S&P is not affiliated with the Funds, First Trust Portfolios L.P. ("FTP"), or First Trust Advisors L.P. ("First Trust"). The Funds are entitled to use the Defined Index Series pursuant to sublicensing arrangements by and among each applicable Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) stock selection method, in connection with the S&P's calculation of the Defined Index Series. The AlphaDEX(R) stock selection method has received a patent from the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and calculation of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices pursuant to the Indices' methodologies. S&P freely exercises discretion pursuant to the AlphaDEX(R) methodology to select individual stocks for the Index.

The Defined Index Series is a product of S&P Dow Jones Indices LLC, and has been licensed for use by FTP. The AlphaDEX(R) Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, or any of its respective affiliates or third party licensors (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Funds particularly or the ability of any of the Defined Index Series to track general market performance. S&P Dow Jones Indices' only relationship to FTP with respect to the Defined Index Series is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Defined Index Series is determined, composed and calculated by S&P Dow Jones Indices without regard to FTP or the AlphaDEX(R) Funds. S&P Dow Jones Indices has no obligation to take the needs of FTP or the owners of the AlphaDEX(R) Funds into consideration in determining, composing or calculating the Defined Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the share prices, and amount of shares of the AlphaDEX(R) Funds, or the timing of the issuance or sale of shares of the AlphaDEX(R) Funds, or in the determination or calculation of the equation by which the AlphaDEX(R) Funds shares are created or redeemed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FTP, OWNERS OF THE ALPHADEX(R) FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FTP, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     --------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2013
     --------------------------

* Print the name and title of each signing officer under his or her signature.